UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Absolute Capital Opportunities Fund

Institutional Shares (CAPOX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Opportunities Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at https://absoluteadvisers.com/funds/. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$74	1.48%

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

	Absolute Capital Opportunities Fund - Institutional Shares	S&P 500® Index
12/30/15	$25,000	$25,000
9/30/16	$26,200	$26,705
9/30/17	$27,850	$31,675
9/30/18	$29,800	$37,348
9/30/19	$31,037	$38,937
9/30/20	$33,430	$44,836
9/30/21	$32,304	$58,288
9/30/22	$31,578	$49,270
9/30/23	$30,146	$59,921
9/30/24	$33,290	$81,703

Fund Statistics

  Net Assets$61,890,672
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$354,604
  Portfolio Turnover10%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 30, 2015)
Absolute Capital Opportunities Fund - Institutional Shares	10.43%	1.41%	3.33%
S&P 500® Index	36.35%	15.98%	14.49%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.9%
Options Purchased	3.0%
Health Care	2.9%
Energy	3.7%
Consumer Staples	6.7%
Industrials	8.4%
Communications	9.9%
Consumer Discretionary	11.5%
Financials	16.2%
Technology	18.6%
Money Market Funds	26.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Absolute Capital Opportunities Fund - Institutional Shares (CAPOX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-CAPOX

Absolute CEF Opportunities

Institutional Shares (ACEFX)

(formerly Absolute Strategies Fund)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Absolute CEF Opportunities (the “Fund”) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at https://absoluteadvisers.com/funds/. You can also request this information by contacting us at (888) 992-2765. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$86	1.79%

How has the Fund performed over the last ten years?

Total Return Based on $25,000 Investment

	Absolute CEF Opportunities - Institutional Shares	S&P 500® Index	MSCI World Index	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$25,000	$25,000	$25,000	$25,000
Sep-2015	$25,067	$24,846	$23,727	$25,735
Sep-2016	$25,059	$28,680	$26,422	$27,072
Sep-2017	$23,217	$34,017	$31,222	$27,091
Sep-2018	$22,085	$40,110	$34,730	$26,762
Sep-2019	$22,822	$41,816	$35,365	$29,517
Sep-2020	$22,601	$48,151	$39,045	$31,579
Sep-2021	$20,691	$62,599	$50,299	$31,296
Sep-2022	$21,541	$52,914	$40,424	$26,727
Sep-2023	$18,954	$64,352	$49,298	$26,899
Sep-2024	$17,347	$87,745	$65,284	$30,011

Fund Statistics

  Net Assets$5,185,545
  Number of Portfolio Holdings17
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Absolute CEF Opportunities - Institutional Shares	-8.48%	-5.34%	-3.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI World Index	32.43%	13.04%	10.07%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	29.0%
Collateralized Mortgage Obligations	2.2%
Exchange-Traded Funds	28.4%
Money Market Funds	40.4%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus dated October 22, 2024, which is available at https://absoluteadvisers.com/funds/ or upon request at (888) 992-2765.

Effective October 22, 2024, Absolute Strategies Fund changed its name to Absolute CEF Opportunities and revised its principal investment strategy. The changes to the principal investment strategy reflect that the Fund is taking a fund-of-funds approach, rather than investing through sub-advisers, and will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly traded closed-end funds (“CEFs”), including buying securities issued by CEFs, or selling short CEF securities.

Absolute CEF Opportunities - Institutional Shares (ACEFX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-ACEFX

Absolute Convertible Arbitrage Fund

Institutional Shares (ARBIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Absolute Convertible Arbitrage Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at https://absoluteadvisers.com/funds/. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	1.51%

How has the Fund performed over the last ten years?

Total Return Based on $25,000 Investment

	Absolute Convertible Arbitrage Fund - Institutional Shares	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$25,000	$25,000	$25,000
Sep-2015	$25,295	$24,846	$25,735
Sep-2016	$26,259	$28,680	$27,072
Sep-2017	$28,329	$34,017	$27,091
Sep-2018	$29,323	$40,110	$26,762
Sep-2019	$30,811	$41,816	$29,517
Sep-2020	$32,994	$48,151	$31,579
Sep-2021	$34,753	$62,599	$31,296
Sep-2022	$34,147	$52,914	$26,727
Sep-2023	$36,095	$64,352	$26,899
Sep-2024	$38,949	$87,745	$30,011

Fund Statistics

  Net Assets$984,402,295
  Number of Portfolio Holdings212
  Advisory Fee (net of recoupments)$4,934,103
  Portfolio Turnover10%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Absolute Convertible Arbitrage Fund - Institutional Shares	7.91%	4.80%	4.53%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Real Estate	0.7%
Utilities	1.4%
Materials	1.1%
Financials	2.0%
Energy	1.3%
Consumer Staples	3.3%
Communications	2.5%
Consumer Discretionary	7.5%
Mutual Funds	2.9%
Industrials	16.3%
Health Care	15.7%
Money Market Funds	13.5%
Technology	33.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Absolute Convertible Arbitrage Fund - Institutional Shares (ARBIX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-ARBIX

Absolute Convertible Arbitrage Fund

Investor Shares (ARBOX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Absolute Convertible Arbitrage Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at https://absoluteadvisers.com/funds/. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$90	1.76%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Absolute Convertible Arbitrage Fund - Investor Shares	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Feb-2021	$10,000	$10,000	$10,000
Sep-2021	$10,026	$10,145	$11,343
Sep-2022	$9,830	$8,664	$9,588
Sep-2023	$10,362	$8,720	$11,661
Sep-2024	$11,161	$9,729	$15,900

Fund Statistics

  Net Assets$984,402,295
  Number of Portfolio Holdings212
  Advisory Fee (net of recoupments)$4,934,103
  Portfolio Turnover10%

Average Annual Total Returns

	1 Year	Since Inception (February 25, 2021)
Absolute Convertible Arbitrage Fund - Investor Shares	7.71%	3.10%
Bloomberg U.S. Aggregate Bond Index	11.57%	-0.76%
S&P 500® Index	36.35%	13.77%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Real Estate	0.7%
Utilities	1.4%
Materials	1.1%
Financials	2.0%
Energy	1.3%
Consumer Staples	3.3%
Communications	2.5%
Consumer Discretionary	7.5%
Mutual Funds	2.9%
Industrials	16.3%
Health Care	15.7%
Money Market Funds	13.5%
Technology	33.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Absolute Convertible Arbitrage Fund - Investor Shares (ARBOX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-ARBOX

Absolute Flexible Fund

Institutional Shares (FLXIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Absolute Flexible Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at https://absoluteadvisers.com/funds/. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	1.50%

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

	Absolute Flexible Fund - Institutional Shares	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
6/30/22	$25,000	$25,000	$25,000
9/30/22	$24,775	$23,779	$23,812
9/30/23	$26,714	$28,920	$23,965
9/30/24	$29,132	$39,433	$26,738

Fund Statistics

  Net Assets$28,477,935
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$118,414
  Portfolio Turnover31%

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2022)
Absolute Flexible Fund - Institutional Shares	9.05%	7.03%
Bloomberg U.S. Aggregate Bond Index	11.57%	3.03%
S&P 500® Index	36.35%	22.43%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.2%
Real Estate	1.9%
Communications	7.3%
Industrials	13.7%
Health Care	15.7%
Money Market Funds	16.2%
Technology	47.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Absolute Flexible Fund - Institutional Shares (FLXIX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-FLXIX

Absolute Select Value ETF

(ABEQ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Absolute Select Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at https://absoluteadvisers.com/funds/. You can also request this information by contacting us at (833) 267-3383.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Absolute Select Value ETF	$44	0.85%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Absolute Select Value ETF - NAV	S&P 500® Index	Russell 1000® Value Index
01/21/20	$10,000	$10,000	$10,000
09/30/20	$9,350	$10,263	$8,756
09/30/21	$10,814	$13,342	$11,822
09/30/22	$10,220	$11,278	$10,479
09/30/23	$11,371	$13,716	$11,992
09/30/24	$13,870	$18,702	$15,321

Fund Statistics

  Net Assets$90,130,379
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$251,428
  Portfolio Turnover0%

Average Annual Total Returns

	1 Year	Since Inception (January 21, 2020)
Absolute Select Value ETF - NAV	21.98%	7.22%
S&P 500® Index	36.35%	14.27%
Russell 1000® Value Index	27.76%	9.52%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.0%
Technology	3.0%
Real Estate	4.9%
Communications	6.3%
Consumer Staples	7.0%
Health Care	8.7%
Financials	9.8%
U.S. Treasury Obligations	18.1%
Materials	19.5%
Energy	19.7%

Country Weighting (% of net assets)

Value	Value
Ireland	4.6%
United Kingdom	7.0%
Canada	14.7%
United States	70.7%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Absolute Select Value ETF (ABEQ)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://absoluteadvisers.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-ABEQ

Dean Equity Income Fund

 (DAEIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Dean Equity Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Equity Income Fund	$37	0.70%

How did the Fund perform during the reporting period?

The Dean Equity Income Fund (the “Fund” or “DAEIX”) returned +9.97% compared with +7.06% for Fund’s primary benchmark, the Russell 1000 Value Index for the six months ended September 30, 2024.

Broad market factors were a tailwind to Fund performance. Dividend yield was a strong contributor to returns. Also, quality factors were helpful for returns with the Fund’s larger exposure to these characteristics and their outperformance. The Fund’s lower volatility was a negative factor in the period. The Fund’s best performing sector relative to the benchmark for the period ended September 30, 2024 was Utilities. Allocation was additive with the Fund’s largest overweight sector having the highest return in the period. The Fund’s second-best performing sector relative to the benchmark was Real Estate. The Fund’s greater than benchmark Real Estate allocation and portfolio stock selection were additive to performance.

The Fund’s worst performing sector relative to the benchmark was Industrials. Allocation and stock selection within Industrials were negative in the period as the Fund was underweight in the strong Industrial sector. The Fund’s second worst performing sector relative to the benchmark was Financials. The Fund’s underperformance in Financials was due to both underweight allocation to the strong sector and stock selection.

Top contributing stocks to Fund performance during the period were Philip Morris International (PM) and Duke Energy (DUK). Philip Morris revenues were higher than expected with the advance driven principally by favorable pricing along with higher volumes of smoke-free products. DUK reached a favorable rate settlement with Florida regulator sand has benefited from the stock market’s shift to favoring dividend yield and value.

The Fund’s largest detracting stocks relative to the benchmark were Merck & Co (MRK) and T Rowe Price Group (TROW). MRK was down despite Q2 earnings per share beating expectations. The company cut full-year revenue guidance and profitability due to weaker HPV vaccine sales. TROW outflows continued, though at a decreasing rate. TROW ran into some performance issues with larger growth-oriented strategies as the market shifted away from growth toward value in the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dean Equity Income Fund
Russell 1000® Total Return Index
Russell 1000® Value Index
$15,000
$10,000
$5,000
$0
$14,732
$12,667
$11,608
Nov-2022
Sep-2023
Sep-2024

	Dean Equity Income Fund	Russell 1000® Total Return Index	Russell 1000® Value Index
Nov-2022	$10,000	$10,000	$10,000
Sep-2023	$9,361	$10,858	$9,914
Sep-2024	$11,608	$14,732	$12,667

Average Annual Total Returns

	1 Year	Since Inception (November 22, 2022)
Dean Equity Income Fund	24.00%	8.37%
Russell 1000® Total Return Index	35.68%	23.23%
Russell 1000® Value Index	27.76%	13.59%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$92,465,477
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$177,706
Portfolio Turnover	12%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
15.8%
Consumer Staples
14.2%
Utilities
12.4%
Real Estate
10.6%
Industrials
9.2%
Health Care
9.0%
Energy
7.6%
Communications
6.5%
Technology
5.8%
Consumer Discretionary
3.9%
Materials
3.0%
Other Assets in Excess of Liabilities
2.0%

Value	Value
Other Assets in Excess of Liabilities	2.0%
Materials	3.0%
Consumer Discretionary	3.9%
Technology	5.8%
Communications	6.5%
Energy	7.6%
Health Care	9.0%
Industrials	9.2%
Real Estate	10.6%
Utilities	12.4%
Consumer Staples	14.2%
Financials	15.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Dean Equity Income Fund -  (DAEIX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website ( https://funddocs.filepoint.com/deanmutual/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-DAEIX

Dean Mid Cap Value Fund

 (DALCX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Dean Mid Cap Value Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/ . You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Mid Cap Value Fund	$44	0.85%

How did the Fund perform during the reporting period?

The Dean Mid Cap Value Fund (the “Fund”) returned +7.75% compared with +6.33% for the Fund’s primary benchmark, the Russell Midcap Value Index for the six months ended September 30, 2024.

The macro factor backdrop was neutral to the Fund relative to the benchmark. The Fund benefitted from being underweight stocks with high price volatility (beta) and high earnings variability. The benefit was offset by lower exposure to stocks with price momentum.

The Fund’s best performing sectors relative to the benchmark were Consumer Staples and Consumer Discretionary. Consumer Staples stocks owned outperformed the benchmark, which was partially offset by being overweight an underperforming sector. Consumer Discretionary’’ s outperformance was driven by owned stocks outperforming the benchmark.

The Fund’s worst performing sectors relative to the benchmark were Financials and Technology. Financials’ underperformance was driven by stocks owned underperforming the benchmark, specifically in the Insurance and Financial Services industry groups. Technology’s modest underperformance was due to being underweight a sector that performed in-line with the benchmark.

Pilgram’s Pride (PPC) was the largest contributing stock during the period. PPC is the second largest producer of chicken in the U.S. and Mexico. The stock has benefitted from improving margins aided by low supply, lower input costs and strong sales volumes. The second largest contributing stock was Welltower Inc. (WELL) which is a REIT that invests across the spectrum of senior housing and healthcare assets. The company is seeing improving occupancy and pricing as well as additive acquisitions.

The largest detracting stocks for the period were Globe Life (GL) and Global Payments (GPN). GL is a provider of life insurance and has been negatively impacted by a Department of Justice investigation into its business practices along with a short report that alleged many wrongdoings by management. GPN is a processor of credit card transactions and solutions for managing card issuance and has been negatively impacted over concerns of slowing consumer spending and market share losses.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dean Mid Cap Value Fund
Russell Midcap® Value Index
Russell 3000® Total Return Index
Russell Midcap® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,432
$26,396
$25,617
$23,528
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Dean Mid Cap Value Fund	Russell Midcap® Value Index	Russell 3000® Total Return Index	Russell Midcap® Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$10,016	$9,793	$9,951	$9,975
Sep-2016	$11,815	$11,484	$11,440	$11,397
Sep-2017	$13,499	$13,019	$13,579	$13,143
Sep-2018	$14,851	$14,165	$15,967	$14,980
Sep-2019	$15,342	$14,392	$16,433	$15,458
Sep-2020	$13,426	$13,342	$18,898	$16,161
Sep-2021	$18,494	$18,998	$24,921	$22,320
Sep-2022	$17,563	$16,423	$20,528	$17,991
Sep-2023	$19,949	$18,237	$24,729	$20,410
Sep-2024	$25,617	$23,528	$33,432	$26,396

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Mid Cap Value Fund	28.42%	10.80%	9.86%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell Midcap® Index	29.33%	11.30%	10.19%
Russell Midcap® Value Index	29.01%	10.33%	8.93%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$164,998,209
Number of Portfolio Holdings	57
Advisory Fee (net of waivers)	$429,849
Portfolio Turnover	16%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 16.2%
Industrials 14.5%
Utilities 11.6%
Consumer Staples 10.6%
Consumer Discretionary 10.2%
Real Estate 9.0%
Health Care 8.9%
Technology 6.3%
Materials 3.8%
Communications 3.1%
Energy 2.7%
Other Assets in Excess of Liabilities 3.1%

Value	Value
Other Assets in Excess of Liabilities	3.1%
Energy	2.7%
Communications	3.1%
Materials	3.8%
Technology	6.3%
Health Care	8.9%
Real Estate	9.0%
Consumer Discretionary	10.2%
Consumer Staples	10.6%
Utilities	11.6%
Industrials	14.5%
Financials	16.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Dean Mid Cap Value Fund -  (DALCX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website ( https://funddocs.filepoint.com/deanmutual/  ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-DALCX

Dean Small Cap Value Fund

 (DASCX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Dean Small Cap Value Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/ . You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Small Cap Value Fund	$59	1.14%

How did the Fund perform during the reporting period?

Dean Small Cap Value Fund (the “Fund” or “DASCX”) returned +7.96% compared with +6.14% for the Fund’s primary benchmark, the Russell 2000 Value Index for the six months ended September 30, 2024.

The macro factor backdrop provided a tailwind as the Fund benefited from larger exposure to high quality stocks and stocks with low price volatility. This tailwind was partially offset by having lower exposure to stocks with high price momentum (highest change in price over roughly the past year), in a period when prices of stocks with high momentum continued to move higher.

The Fund’s best performing sectors were Industrials and Energy. Industrials stock selection in the Capital Goods and Commercial Services industries was strong. The Fund’s outperformance in Energy derived from being underweight the underperforming sector, while stock selection was slightly positive.

The Fund’s worst performing sectors were Consumer Discretionary and Communications. The underperformance in Consumer Discretionary stemmed from below benchmark stock selection, especially in the Consumer Durables & Apparel industry. Communications’ underperformance originated from not owning one stock, Lumen Technologies, which outperformed the other stocks in the sector by a wide margin.

The top contributing stocks to Fund performance were Argan, Inc (AGX) and Benchmark Electronics (BHE). AGX, which designs energy plants, reported solid results and a strong backlog because of increasing demand for power, driven by the addition of AI data centers, the onshoring of manufacturing, and the expansion of EV use. BHE, which provides advanced manufacturing services, reported better than expected results as both gross and operating margins have continued to expand.

The stocks that detracted the most from Fund performance were AMN Healthcare (AMN) and Advanced Auto Parts (AAP). AMN is one of the largest healthcare staffing companies in the U.S. Temporary healthcare staffing has been in a downturn since peaking during the pandemic, which has led to downward earnings revisions for AMN. AAP, a leading auto parts retailer in North America, is struggling with a turnaround as it recalibrates its pricing to be more competitive with higher performing peers. This is pressuring margins and leading to downward earnings revisions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dean Small Cap Value Fund
Russell 3000® Total Return Index
Russell 2000® Total Return Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$33,432
$23,210
$22,042
$20,478
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Dean Small Cap Value Fund	Russell 3000® Total Return Index	Russell 2000® Total Return Index	Russell 2000® Value Index
Sep-2014	$10,000	$10,000	$10,000	$10,000
Sep-2015	$9,874	$9,951	$10,125	$9,840
Sep-2016	$11,597	$11,440	$11,691	$11,691
Sep-2017	$13,369	$13,579	$14,115	$14,093
Sep-2018	$13,787	$15,967	$16,266	$15,407
Sep-2019	$13,284	$16,433	$14,820	$14,137
Sep-2020	$10,974	$18,898	$14,878	$12,033
Sep-2021	$17,220	$24,921	$21,972	$19,726
Sep-2022	$16,712	$20,528	$16,809	$16,237
Sep-2023	$17,734	$24,729	$18,310	$17,510
Sep-2024	$20,478	$33,432	$23,210	$22,042

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Small Cap Value Fund	15.47%	9.04%	7.43%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%
Russell 2000® Value Index	25.88%	9.29%	8.22%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$226,818,664
Number of Portfolio Holdings	80
Advisory Fee	$1,014,013
Portfolio Turnover	57%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.4%
Industrials
19.3%
Consumer Discretionary
14.5%
Utilities
12.5%
Technology
8.8%
Consumer Staples
7.9%
Real Estate
6.7%
Energy
3.6%
Health Care
2.8%
Communications
1.5%
Materials
1.2%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Materials	1.2%
Communications	1.5%
Health Care	2.8%
Energy	3.6%
Real Estate	6.7%
Consumer Staples	7.9%
Technology	8.8%
Utilities	12.5%
Consumer Discretionary	14.5%
Industrials	19.3%
Financials	20.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Dean Small Cap Value Fund -  (DASCX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website ( https://funddocs.filepoint.com/deanmutual/  ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-DASCX

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Absolute Select Value ETF (ABEQ)

NYSE Arca, Inc.

Semi-Annual Financial Statements

September 30, 2024

Fund Adviser:
Absolute Investment Advisers LLC
82 South Barrett Square, Unit 4G
Rosemary Beach, FL 32461
1-833-267-3383

Absolute Select Value ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Common Stocks — 78.84%	Shares	Fair Value
Canada — 14.65%
Energy — 5.17%
Enbridge, Inc.	114,851	$4,664,099

Materials — 9.48%
Agnico Eagle Mines Ltd.	80,130	6,455,273
Franco-Nevada Corp.	16,800	2,087,400
		8,542,673
Total Canada		13,206,772

Ireland — 4.57%
Health Care — 4.57%
Medtronic PLC	45,772	4,120,853
Total Ireland		4,120,853

United Kingdom — 6.98%
Consumer Staples — 6.98%
Unilever PLC - ADR	96,796	6,287,868
Total United Kingdom		6,287,868

United States — 52.64%
Communications — 6.25%
Comcast Corp., Class A	77,898	3,253,800
Verizon Communications, Inc.	53,063	2,383,059
		5,636,859
Energy — 14.55%
Berkshire Hathaway, Inc., Class B(a)	22,090	10,167,143
EOG Resources, Inc.	23,943	2,943,313
		13,110,456
Financials — 9.78%
Loews Corp.	71,531	5,654,526
Travelers Companies, Inc. (The)	13,510	3,162,961
		8,817,487
Health Care — 4.16%
Merck & Co., Inc.	33,000	3,747,480

Materials — 10.00%
Corteva, Inc.	44,643	2,624,562
DuPont de Nemours, Inc.	44,721	3,985,087
International Flavors & Fragrances, Inc.	22,950	2,408,144
		9,017,793
Real Estate — 4.86%
Crown Castle International Corp.	11,680	1,385,598
Equity Commonwealth(a)	150,327	2,991,508
		4,377,106

See accompanying notes which are an integral part of these financial statements.

1

Absolute Select Value ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Common Stocks — 78.84% (continued)	Shares	Fair Value
United States — 52.64% (continued)
Technology — 3.04%
Cisco Systems, Inc.	51,415	$2,736,306
Total United States		47,443,487

Total Common Stocks (Cost $58,570,322)		$71,058,980

	Principal
U.S. Government & Agencies — 18.13%	Amount
United States Treasury Bill 5.36%, 12/12/2024	$3,000,000	2,973,202
United States Treasury Bill 5.17%, 12/26/2024	2,000,000	1,978,473
United States Treasury Bill 4.60%, 3/6/2025	3,000,000	2,943,785
United States Treasury Note 0.63%, 10/15/2024	2,500,000	2,495,950
United States Treasury Note 2.88%, 5/31/2025	3,000,000	2,974,037
United States Treasury Note 2.88%, 6/15/2025	3,000,000	2,973,041
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,313,136)		16,338,488

Total Investments — 96.97% (Cost $74,883,458)		87,397,468

Other Assets in Excess of Liabilities — 3.03%		2,732,911

Net Assets — 100.00%		$90,130,379

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Absolute Select Value ETF

Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

Assets
Investments in securities, at fair value (cost $74,883,458)	$87,397,468
Cash	2,548,075
Dividends and interest receivable	128,697
Tax reclaims receivable	134,106
Prepaid expenses	2,931
Total Assets	90,211,277

Liabilities
Payable to Adviser, net of waiver	44,124
Payable to affiliates	9,594
Other accrued expenses	27,180
Total Liabilities	80,898
Net Assets	$90,130,379

Net Assets consist of:
Paid-in capital	$77,430,438
Accumulated earnings	12,699,941
Net Assets	$90,130,379
Shares outstanding (unlimited number of shares authorized, no par value)	2,750,000
Net asset value per share	$32.77

See accompanying notes which are an integral part of these financial statements.

3

Absolute Select Value ETF

Statement of Operations

For the period ended September 30, 2024 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $39,974)	$834,472
Interest income	295,489
Total investment income	1,129,961

Expenses
Adviser	371,094
Administration	33,090
Audit and tax	13,089
Legal	12,301
Trustee	10,566
Report printing	10,028
Custodian	8,308
Compliance services	6,881
Transfer agent	4,861
Insurance	1,779
Pricing	706
Miscellaneous	18,177
Total expenses	490,880
Fees waived by and/or expenses reimbursed by Adviser	(119,666)
Net operating expenses	371,214
Net investment income	758,747

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,426,127
Foreign currency translations	842
Change in unrealized appreciation on:
Investment securities	5,129,108
Foreign currency translations	125
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	6,556,202
Net increase in net assets resulting from operations	$7,314,949

See accompanying notes which are an integral part of these financial statements.

4

Absolute Select Value ETF

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2024	For the Year Ended March 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$758,747	$1,516,759
Net realized gain on investment securities and foreign currency translations	1,426,969	3,209,983
Change in unrealized appreciation on investment securities	5,129,233	3,552,710
Net increase in net assets resulting from operations	7,314,949	8,279,452

Distributions to Shareholders From:
Earnings	(513,570)	(2,282,145)
Total distributions	(513,570)	(2,282,145)

Capital Transactions
Proceeds from shares sold	2,243,045	7,160,222
Amount paid for shares redeemed	(3,955,479)	(19,051,547)
Net decrease in net assets resulting from capital transactions	(1,712,434)	(11,891,325)
Total Increase (Decrease) in Net Assets	5,088,945	(5,894,018)

Net Assets
Beginning of period	$85,041,434	$90,935,452
End of period	$90,130,379	$85,041,434

Share Transactions
Shares sold	75,000	250,000
Shares redeemed	(125,000)	(700,000)
Net decrease in shares outstanding	(50,000)	(450,000)

See accompanying notes which are an integral part of these financial statements.

5

Absolute Select Value ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Period Ended March 31, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$30.37		$27.98	$29.88	$26.22	$20.14	$25.00

Investment operations:
Net investment income	0.27		0.51	0.56	0.22	0.13	0.03
Net realized and unrealized gain (loss) on investments	2.31		2.62	(2.13)	3.61	6.10	(4.89)
Total from investment operations	2.58		3.13	(1.57)	3.83	6.23	(4.86)

Less distributions to shareholders from:
Net investment income	(0.18)		(0.74)	(0.33)	(0.17)	(0.15)	—
Total distributions	(0.18)		(0.74)	(0.33)	(0.17)	(0.15)	—
Net asset value, end of period	$32.77		$30.37	$27.98	$29.88	$26.22	$20.14
Market price, end of period	$32.77		$30.41	$27.94	$29.92	$26.23	$20.21

Total Return(b)	8.55	%(c)	11.40%	(5.22)%	14.66%	31.02%	(19.44	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$90,130		$85,041	$90,935	$64,243	$45,887	$22,151
Ratio of net expenses to average net assets	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	1.12	%(d)	1.13%	1.16%	1.24%	1.51%	3.88	%(d)
Ratio of net investment income to average net assets	1.74	%(d)	1.73%	2.30%	0.85%	0.58%	1.40	%(d)
Portfolio turnover rate(e)	—	%(c)	18%	24%	23%	36%	30	%(c)

(a)	For the period January 21, 2020 (commencement of operations) to March 31, 2020.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

6

Absolute Select Value ETF

Notes to the Financial Statements

September 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Absolute Select Value ETF (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on August 20, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Absolute Investment Advisers LLC (the “Adviser”). The Adviser has retained St. James Investment Company, LLC to serve as sub-adviser (the “Sub-Adviser”) to the Fund. The Fund’s investment objective is to seek positive absolute returns.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of securities as compared to other exchange-traded funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other funds, and the poor performance of an individual security in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but are available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of

7

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended September 30, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended September 30, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

8

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least annually. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from

9

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

10

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$71,058,980	$—	$—	$71,058,980
U.S. Government & Agencies	—	16,338,488	—	16,338,488
Total	$71,058,980	$16,338,488	$—	$87,397,468

(a)	Refer to Schedule of Investments for sector classifications.

11

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended September 30, 2024, before the fee waiver and expense reimbursement described below, the Adviser earned a management fee of $371,094 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through July 31, 2025 so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.85% of the Fund’s average daily net assets. For the six months ended September 30, 2024, the Adviser waived fees of $119,666. At September 30, 2024, the Fund owed the Adviser $44,124.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of September 30, 2024, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

12

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Recoverable Through
March 31, 2025	$103,084
March 31, 2026	244,681
September 30, 2027	119,666

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024, purchases and sales of investment securities, other than short-term investments, were $0 and $10,504,373, respectively.

13

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

For the six months ended September 30, 2024, purchases and sales of long-term U.S. government obligations were $0 and $5,000,000, respectively.

For the six months ended September 30, 2024, purchases and sales for in-kind transactions were $1,760,978 and $3,029,509, respectively.

For the six months ended September 30, 2024, the Fund had in-kind net realized gains of $935,588.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended September 30, 2024, the Fund received $1,250 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

14

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At September 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$14,066,590
Gross unrealized depreciation	(1,334,653)
Net unrealized appreciation on investments	$12,731,937
Tax cost of investments	$74,665,532

The tax character of distributions paid for the fiscal year ended March 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$2,282,145
Total distributions paid	$2,282,145

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$160,292
Accumulated capital and other losses	(1,863,503)
Unrealized appreciation on investments	7,601,772
Total accumulated earnings	$5,898,561

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At March 31, 2024, the Fund had $1,397,074 short-term and $466,429 long-term capital loss carryforwards for federal income tax purposes available to offset future capital gains. These capital loss carryforwards do not expire. At March 31, 2024, the Fund utilized $583,149 in long-term capital loss carryforwards.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure

15

Absolute Select Value ETF

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Management and Sub-Advisory Agreement Renewal (Unaudited)

The Absolute Select Value ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the renewal of the management agreement with its investment adviser, Absolute Investment Advisers LLC (“Absolute”) and the renewal of the sub-advisory agreement between Absolute and St. James Investment Company, LLC (“St. James”). In connection with such approvals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on May 15, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Absolute and the sub-advisory agreement between Absolute and St. James. At the Trustees’ quarterly meeting held in May 2024, the Board interviewed certain executives of Absolute and St. James, including Absolute’s Chief Compliance Officer and Managing Principals and a Member, Chief Compliance Officer of St. James. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust, Absolute or St. James (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Absolute and the sub-advisory agreement between Absolute and St. James, each for an additional year. The Trustees’ renewal of the Fund’s management agreement and sub-advisory agreement were based on a consideration of all the information provided to the Trustees, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that each of Absolute and St. James provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. They noted Absolute provided oversight of St. James and is very involved in managing the Fund. The Trustees considered the qualifications and experience of St. James’ portfolio manager who will continue to be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at each of Absolute and St. James who continue to provide services to the Fund. They noted that the Trust CCO has done an on-site visit of St. James recently and concluded that the compliance program is effectively implemented. The Trustees concluded that they are satisfied with the robust nature, extent, and quality of investment management services provided by each of Absolute and St. James to the Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed the Fund’s performance over various periods ended March 31, 2024. The Trustees observed that the Fund underperformed its Morningstar Large Value category median, the Russell 1000 Index, and peer group median over the one-year, three-year, and since inception periods. The Trustees noted that the Fund’s commencement of operations coincided with the COVID-19 inspired market decline and volatility which partially explained its longer-term underperformance. The Trustees further acknowledged that Absolute attributed underperformance to the Fund’s more conservative allocations compared to those of its peers, noting Absolute’s confidence in St. James’ long term strategy. The Trustees observed that

17

Management and Sub-Advisory Agreement Renewal (Unaudited) (continued)

management of the Fund was deliberate and discussed St. James’ commitment to opportunistically investing in companies that it believes are fundamentally attractive and will yield positive absolute returns. After further discussion, it was the consensus of the Trustees that the overall performance had been positively affected by tax planning and treatment for the benefit of long-term shareholders, the Fund has lower volatility than its benchmark and it has performed as expected.

(iii) Fee Rate and Profitability. The Trustees noted that the Fund’s management fee and net expense ratio are higher than the medians and averages of its Morningstar category and peer group. The Trustees considered the size of the Fund compared to others in the peer group and Morningstar category, as well as the resources required to implement the Fund’s unique strategy. The Trustees also considered a profitability analysis prepared by Absolute for its management of the Fund, which indicated that, before deduction of marketing expenses, Absolute is earning a slight profit as a result of managing the Fund. The Trustees also noted that Absolute has committed to waiving a portion of its fees through at least July 31, 2025.

The Trustees considered other potential benefits that Absolute or St. James may receive in connection with management of the Fund and determined the services provided are not duplicative as between adviser and sub-adviser. After considering the above information, the Trustees concluded that the management fee and the sub-advisory fee for the Fund each represent reasonable compensation in light of the nature and quality of services to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee and sub-advisory fee, the Trustees also considered the extent to which Absolute or St. James will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund, the relatively brief period since launch, and the fact that Absolute is still waiving a portion of its fees, it is premature to consider reducing the management fee or introduce breakpoints in the management fee at this time.

18

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 267-3383 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Absolute Investment Advisers LLC 82 South Barrett Square, Unit 4G Rosemary Beach, FL 32461	CUSTODIAN Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Absolute CEF Opportunities

(formerly Absolute Strategies Fund)

Absolute Capital Opportunities Fund

Absolute Convertible Arbitrage Fund

Absolute Flexible Fund

Semi-Annual Financial Statements

September 30, 2024

Fund Adviser:

Absolute Investment Advisers LLC

82 South Barrett Square, Unit 4G

Rosemary Beach, FL 32461

1-888-992-2765

Absolute CEF Opportunities (formerly Absolute Strategies Fund)

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 28.43%
Absolute Select Value ETF(a)	39,364	$1,289,368
Amplify Junior Silver Miners ETF	2,000	25,780
VanEck Vectors Gold Miners ETF	4,000	159,280

Total Exchange-Traded Funds (Cost $1,259,286)		1,474,428

	Principal Amount
Collateralized Mortgage Obligations — 2.22%
Adjustable Rate Mortgage Trust,
Series 2006-1 3A3, 4.71%, 3/25/2036(b)	$9,671	8,800
Adjustable Rate Mortgage Trust,
Series 2005-12 2A1, 4.94%, 3/25/2036(b)	23,089	16,327
Alternative Loan Trust,
Series 2005-50CB 2A1, 5.50%, 11/25/2035(b)	7,492	6,217
Banc of America Funding,
Series 2006-E 2A1, 6.29%, 6/20/2036(b)	5,886	5,345
Banc of America Funding,
Series 2007-E 4A1, 4.63%, 7/20/2047(b)	13,194	12,765
CHL Mortgage Pass-Through Trust,
Series 2007-HY5 1A1, 5.26%, 9/25/2047(b)	11,878	9,383
CitiMortgage Alternative Loan Trust,
Series 2006-A7 1A12, 6.00%, 12/25/2036(b)	22,526	19,972
CitiMortgage Alternative Loan Trust,
Series 2007-A4 1A6, 5.75%, 4/25/2037(b)	8,888	8,120
IndyMac Index Mortgage Loan Trust,
Series 2006-AR25 3A1, 4.10%, 9/25/2036(b)	26,189	17,065
JPMorgan Mortgage Trust,
Series 2007-A2 4A1M, 4.53%, 4/25/2037(b)	6,092	4,937
Structured Adjustable Rate Mortgage Loan,
Series 2007-3 3A1, 4.79%, 4/25/2047(b)	13,190	6,211

Total Collateralized Mortgage Obligations (Cost $96,983)		115,142

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities (formerly Absolute Strategies Fund)

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

	Shares	Fair Value
Money Market Funds — 40.38%
First American Treasury Obligations Fund, Class X, 4.79%(c)(d)	2,093,835	$2,093,835

Total Money Market Funds (Cost $2,093,835)		2,093,835

Total Investments — 71.03% (Cost $3,450,104)		3,683,405

Other Assets in Excess of Liabilities — 28.97%		1,502,140

Net Assets — 100.00%		$5,185,545

(a)	Affiliated Company.
(b)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(d)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities.

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities (formerly Absolute Strategies Fund)

Schedule of Securities Sold Short

September 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (3.53)%
Consumer Discretionary — (3.53)%
Tesla, Inc.	(700)	$(183,141)

Total Common Stocks — Short (Proceeds Received $158,187)		(183,141)

Total Securities Sold Short — (3.53)% (Proceeds Received $158,187)		(183,141)

Schedule of Futures Contracts

Futures Contracts	Contracts	Expiration Date	Notional Amount	Value/Unrealized Depreciation
Short Contracts
E-mini S&P 500 Future	(10)	December 2024	$(2,907,125)	$(30,938)
Total Futures				$(30,938)

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 77.88%
Communications — 9.86%
Alphabet, Inc., Class A	17,013	$2,821,606
Meta Platforms, Inc., Class A	3,604	2,063,074
Paramount Global, Class B	10,216	108,494
Universal Music Group NV - ADR	70,550	910,801
Warner Bros. Discovery, Inc.(a)	24,000	198,000
		6,101,975
Consumer Discretionary — 11.48%
Alibaba Group Holding Ltd. - ADR	1,777	188,575
Amazon.com, Inc.(a)	14,495	2,700,853
CarMax, Inc.(a)	17,678	1,367,924
Carvana Co., Class A(a)	1,000	174,110
Fisker, Inc.(a)	7,480	7
Hasbro, Inc.	8,466	612,261
Las Vegas Sands Corp.	15,577	784,146
Lowe’s Companies, Inc.	4,721	1,278,683
		7,106,559
Consumer Staples — 6.66%
Diageo PLC - ADR	8,108	1,137,877
Dollar Tree, Inc.(a)	16,299	1,146,146
Philip Morris International, Inc.	15,139	1,837,874
		4,121,897
Energy — 3.72%
Berkshire Hathaway, Inc., Class B(a)	3,921	1,804,680
Occidental Petroleum Corp.(b)	9,695	499,680
		2,304,360
Financials — 16.16%
American Express Co.	5,165	1,400,748
Aon PLC, Class A	3,412	1,180,518
Charles Schwab Corp. (The)	27,366	1,773,590
Intercontinental Exchange, Inc.	9,898	1,590,015
JPMorgan Chase & Co.	5,194	1,095,207
PPG Industries, Inc.	8,126	1,076,370
Visa Inc., Class A		1,886,982
		10,003,430
Health Care — 2.94%
Becton, Dickinson and Co.	7,540	1,817,894

Industrials — 8.40%
Hayward Holdings, Inc.(a)	29,625	454,447
Jacobs Solutions, Inc.	12,142	1,589,388
Keysight Technologies, Inc.(a)	11,807	1,876,487
PACCAR, Inc.	12,974	1,280,274
		5,200,596

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 77.88% (continued)
Technology — 18.66%
Amentum Holdings, Inc.(a)	12,142	$391,579
Analog Devices, Inc.	4,509	1,037,836
Apple, Inc.	12,322	2,871,026
Applied Materials, Inc.	4,460	901,143
Arista Networks, Inc.(a)	3,946	1,514,554
Fiserv, Inc.(a)	6,720	1,207,248
Motorola Solutions, Inc.	1,697	763,022
Oracle Corp.	7,475	1,273,740
Salesforce, Inc.	5,794	1,585,876
		11,546,024
Total Common Stocks (Cost $30,160,214)		48,202,735

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Call Options Purchased — 1.59%
Microsoft Corp.	90	$3,872,700	$470.00	October 2024	$1,440
Nvidia Corp.	237	2,878,128	135.00	October 2024	21,330
SPDR S&P 500 ETF Trust	621	35,630,496	585.00	December 2024	605,164
SPDR S&P 500 ETF Trust	929	53,302,304	600.00	December 2024	360,452

Total Call Options Purchased (Cost $1,112,162)					988,386

Put Options Purchased — 1.36%
SPDR S&P 500 ETF Trust	827	47,449,952	525.00	December 2024	280,767
SPDR S&P 500 ETF Trust	1,140	65,408,640	540.00	December 2024	557,460

Total Put Options Purchased (Cost $972,500)					838,227

Total Options Purchased (Cost $2,084,662)					1,826,613

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

	Shares	Fair Value
Money Market Funds — 26.05%
First American Treasury Obligations Fund, Class X, 4.79%(c)	16,121,545	$16,121,545

Total Money Market Funds (Cost $16,121,545)		16,121,545

Total Investments — 106.88% (Cost $48,366,421)		66,150,893

Liabilities in Excess of Other Assets — (6.88)%		(4,260,221)

Net Assets — 100.00%		$61,890,672

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written options.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund

Schedule of Written Options

September 30, 2024 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (5.75)%
Nvidia Corp.	(64)	$(777,216)	$155.00	October 2024	$(448)
SPDR S&P 500 ETF Trust	(724)	(41,540,224)	545.00	March 2025	(3,559,184)

Total Written Call Options (Premiums Received $3,282,410)					(3,559,632)

Written Put Options (0.24)%
Microsoft Corp.	(18)	(774,540)	425.00	June 2025	(49,950)
Nvidia Corp.	(74)	(898,656)	105.00	June 2025	(80,845)
Occidental Petroleum Corp.	(33)	(170,082)	55.00	June 2025	(21,863)

Total Written Put Options (Premiums Received $216,765)					(152,658)

Total Written Options (Premiums Received $3,499,175)					(3,712,290)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 0.00%
Health Care — 0.00%
Alphatec Holdings, Inc.(a)	465	$2,586

Total Common Stocks (Cost $3,011)		2,586

Mutual Funds — 2.85%
Absolute Flexible Fund(b)	2,696,498	28,070,546

Total Mutual Funds (Cost $27,259,172)		28,070,546

	Principal Amount
Convertible Bonds — 85.05%
Communications — 2.52%
AMC Networks, Inc., 4.25%, 2/15/2029(c)	$3,500,000	3,228,750
Fiverr International Ltd., 6.25%, 11/1/2025	8,000,000	7,528,786
Magnite, Inc., 0.25%, 3/15/2026	6,500,000	6,053,118
Upwork, Inc., 0.25%, 8/15/2026	8,640,000	7,924,520
		24,735,174
Consumer Discretionary — 7.35%
Chegg, Inc., 6.87%, 9/1/2026	5,000,000	3,812,500
Cracker Barrel Old Country Store, Inc., 0.63%, 6/15/2026	9,000,000	8,289,000
Freshpet, Inc., 3.00%, 4/1/2028(c)	2,210,000	4,612,270
LCI Industries, 1.13%, 5/15/2026	6,382,000	6,482,516
Live Nation Entertainment, Inc., 3.13%, 1/15/2029(c)	10,000,000	12,334,883
Luminar Technologies, Inc., 1.25%, 12/15/2026(c)	2,000,000	927,999
NCL Corp Ltd., 1.13%, 2/15/2027	6,203,000	6,027,440
Patrick Industries, Inc., 1.75%, 12/1/2028	10,949,000	16,537,096
Wayfair, Inc., 3.25%, 9/15/2027(c)	5,000,000	6,027,500
Winnebago Industries, Inc., 3.25%, 1/15/2030(c)	7,500,000	7,381,875
		72,433,079
Consumer Staples — 3.30%
Chef’s’ Warehouse, Inc. (The), 2.38%, 12/15/2028(c)	7,000,000	8,224,658
MGP Ingredients, Inc., 1.88%, 11/15/2041	6,000,000	6,424,903
Post Holdings, Inc., 2.50%, 8/15/2027	7,500,000	8,936,250
Spectrum Brands, Inc., 3.38%, 6/1/2029	8,500,000	8,842,060
		32,427,871
Energy — 1.35%
Green Plains, Inc., 2.25%, 3/15/2027	9,112,000	7,909,719
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029(c)	5,000,000	5,371,095
		13,280,814

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value
Convertible Bonds — 85.05% (continued)
Financials — 1.93%
Encore Capital Group, Inc., 4.00%, 3/15/2029(c)	$10,250,000	$10,378,125
EZCORP, Inc., 3.75%, 12/15/2029(c)	3,750,000	4,545,000
WisdomTree Investments, Inc., 3.25%, 8/15/2029	4,000,000	4,150,000
		19,073,125
Health Care — 16.00%
Accuray, Inc., 3.75%, 6/1/2026	10,000,000	9,193,750
Alphatec Holdings, Inc., 0.75%, 8/1/2026	3,000,000	2,705,953
ANI Pharmaceuticals, Inc., 2.25%, 9/1/2029	6,750,000	7,142,344
Artivion, Inc., 4.25%, 7/1/2025	6,000,000	7,462,921
CONMED Corp., 2.25%, 6/15/2027(c)	10,000,000	9,301,781
Cutera, Inc., 2.25%, 6/1/2028(c)	1,500,000	240,001
Enovis Corp., 3.88%, 10/15/2028(c)	9,000,000	9,495,000
Exact Sciences Corp., 0.38%, 3/15/2027	9,625,000	9,345,875
Gossamer Bio, Inc., 5.00%, 6/1/2027	2,750,000	1,453,633
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028(c)	11,000,000	13,090,000
Inotiv, Inc., 3.25%, 10/15/2027	1,500,000	390,003
Integer Holdings Corp., 2.13%, 2/15/2028(c)	13,000,000	20,559,500
iRhythm Technologies, Inc., 1.50%, 9/1/2029(c)	3,500,000	3,186,750
Jazz Investments I Ltd., 2.00%, 6/15/2026	6,000,000	6,001,500
Jazz Investments I Ltd., 3.13%, 9/15/2030	2,500,000	2,616,250
Lantheus Holdings, Inc., 2.63%, 12/15/2027(c)	10,579,000	16,458,279
LivaNova USA, Inc., 2.50%, 3/15/2029	5,000,000	5,292,500
MannKind Corp., 2.50%, 3/1/2026	4,000,000	5,330,000
Merit Medical Systems, Inc., 3.00%, 2/1/2029(c)	13,000,000	16,952,000
Pacira BioSciences, Inc., 2.13%, 5/15/2029(c)	8,000,000	6,057,828
Repligen Corp., 1.00%, 12/15/2028(c)	5,000,000	5,225,901
		157,501,769
Industrials — 16.25%
Advanced Energy Industries, Inc., 2.50%, 9/15/2028(c)	12,000,000	12,690,000
Alarm.com Holdings, Inc., 5.68%, 1/15/2026	8,185,000	7,669,345
Alarm.com Holdings, Inc., 2.25%, 6/1/2029	3,550,000	3,384,925
Axon Enterprise, Inc., 0.50%, 12/15/2027(c)	9,000,000	16,186,500
Fluor Corp., 1.13%, 8/15/2029(c)	12,747,000	15,627,822
Granite Construction, Inc., 3.75%, 5/15/2028(c)	11,000,000	19,811,000
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028	11,520,000	12,680,640
Itron, Inc., 3.53%, 3/15/2026	9,000,000	9,445,500
Itron, Inc., 1.38%, 7/15/2030(c)	4,000,000	4,260,000
John Bean Technologies Corp., 0.25%, 5/15/2026	9,000,000	8,475,300
Mesa Laboratories, Inc., 1.38%, 8/15/2025	7,982,000	7,708,433
OSI Systems, Inc., 2.25%, 8/1/2029	4,750,000	4,949,095
Rocket Lab USA, Inc., 4.25%, 2/1/2029(c)	6,000,000	12,603,750
Tetra Tech, Inc., 2.25%, 8/15/2028(c)	13,000,000	17,075,500

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value
Convertible Bonds — 85.05% (continued)
Industrials — 16.25% (continued)
Xometry, Inc., 1.00%, 2/1/2027	$9,000,000	$7,627,500
		160,195,310
Materials — 1.04%
Century Aluminum Co, 2.75%, 5/1/2028	4,150,000	4,596,125
SSR Mining, Inc., 2.50%, 4/1/2039	6,000,000	5,638,500
		10,234,625
Real Estate — 0.63%
Redfin Corp., 0.50%, 4/1/2027	4,175,000	3,079,062
Rexford Industrial Realty LP, 4.38%, 3/15/2027	1,500,000	1,564,500
Rexford Industrial Realty LP, 4.13%, 3/15/2029	1,500,000	1,596,000
		6,239,562
Technology — 33.30%
Altair Engineering, Inc., 1.75%, 6/15/2027(c)	8,041,000	11,485,171
Bandwidth, Inc., 0.25%, 3/1/2026	2,053,000	1,845,134
Bandwidth, Inc., 0.50%, 4/1/2028	7,240,000	5,685,783
Bentley Systems, Inc., 0.38%, 7/1/2027	11,500,000	10,660,500
BlackLine, Inc., 1.00%, 6/1/2029(c)	8,500,000	8,925,000
Box, Inc., (5.52)%, 1/15/2026	5,000,000	6,560,000
Box, Inc., 1.50%, 9/15/2029	1,000,000	1,011,000
Cloudflare, Inc., 0.00%, 8/15/2026	5,000,000	4,638,750
Confluent, Inc., 5.86%, 1/15/2027	6,000,000	5,328,000
CSG Systems International, Inc., 3.88%, 9/15/2028(c)	9,500,000	9,514,250
DigitalOcean Holdings, Inc., 6.51%, 12/1/2026	8,000,000	7,104,000
Dropbox, Inc., 0.65%, 3/1/2026	10,000,000	9,725,000
Fastly, Inc., 6.14%, 3/15/2026	3,500,000	3,220,000
Five9, Inc., 1.00%, 3/15/2029	5,000,000	4,206,250
Global Payments, Inc., 1.50%, 3/1/2031(c)	11,468,000	11,009,280
GoPro, Inc., 1.25%, 11/15/2025	5,600,000	5,012,000
IMAX Corp., 0.50%, 4/1/2026	9,000,000	9,058,229
Impinj, Inc., 1.13%, 5/15/2027	7,000,000	14,027,300
InterDigital, Inc., 3.50%, 6/1/2027(c)	6,830,000	12,680,374
Lumentum Holdings, Inc., 0.50%, 12/15/2026	10,000,000	9,860,000
Lumentum Holdings, Inc., 0.50%, 6/15/2028	3,000,000	2,608,500
Mitek Systems, Inc., 0.75%, 2/1/2026	5,682,000	5,392,038
MKS Instruments, Inc., 1.25%, 6/1/2030(c)	10,500,000	10,515,750
ON Semiconductor Corp., 0.50%, 3/1/2029(c)	9,836,000	9,981,081
PagerDuty, Inc., 1.50%, 10/15/2028(c)	10,000,000	10,049,831
Progress Software Corp., 1.00%, 4/15/2026	5,350,000	6,647,375
Progress Software Corp., 3.50%, 3/1/2030(c)	10,000,000	12,040,000
PROS Holdings, Inc., 2.25%, 9/15/2027	9,000,000	8,118,000
Q2 Holdings, Inc., 0.13%, 11/15/2025	4,500,000	4,341,480

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

	Principal Amount	Value
Convertible Bonds — 85.05% (continued)
Technology — 33.30% (continued)
Q2 Holdings, Inc., 0.75%, 6/1/2026	$3,000,000	$3,276,848
Rapid7, Inc., 0.25%, 3/15/2027	6,000,000	5,501,250
Repay Holdings Corp., 2.88%, 7/15/2029	7,000,000	6,832,000
Semtech Corp., 1.63%, 11/1/2027	8,000,000	11,352,000
SMART Global Holdings, Inc., 2.25%, 2/15/2026	6,000,000	7,254,971
SMART Global Holdings, Inc., 2.00%, 2/1/2029(c)	6,500,000	7,789,249
Varonis Systems, Inc., 1.00%, 9/15/2029	5,500,000	5,926,250
Veeco Instruments, Inc., 2.88%, 6/1/2029	7,500,000	10,134,884
Veradigm, Inc., 0.88%, 1/1/2027	7,500,000	8,240,625
Verint Systems, Inc., 0.25%, 4/15/2026	8,495,000	7,938,577
Veritone, Inc., 1.75%, 11/15/2026	2,000,000	657,000
Vertex, Inc., 0.75%, 5/1/2029(c)	4,500,000	5,647,500
Vishay Intertechnology, Inc., 2.25%, 9/15/2030(c)	11,000,000	10,125,500
Wolfspeed, Inc., 0.25%, 2/15/2028	3,000,000	1,194,000
Workiva, Inc., 1.13%, 8/15/2026	9,175,000	10,610,888
Workiva, Inc., 1.25%, 8/15/2028(c)	4,000,000	3,790,600
		327,522,218
Utilities — 1.38%
Ormat Technologies, Inc., 2.50%, 7/15/2027(c)	13,000,000	13,591,500

Total Convertible Bonds (Cost $768,888,870)		837,235,047

	Shares
Money Market Funds — 13.48%
First American Treasury Obligations Fund, Class X, 4.79%(d)	132,700,170	132,700,170

Total Money Market Funds (Cost $132,700,170)		132,700,170

Total Investments — 101.38% (Cost $928,851,223)		998,008,349

Liabilities in Excess of Other Assets — (1.38)%		(13,606,054)

Net Assets — 100.00%		$984,402,295

(a)	Non-income producing security.
(b)	Affiliated Company.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short

September 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (37.36)%
Communications — (0.43)%
AMC Networks, Inc., Class A	(211,900)	$(1,841,411)
Fiverr International Ltd.	(2,724)	(70,470)
IMAX Corp.	(101,734)	(2,086,564)
Magnite, Inc.	(3,586)	(49,666)
Upwork, Inc.	(17,035)	(178,016)
		(4,226,127)
Consumer Discretionary — (4.80)%
Axon Enterprise, Inc.	(35,431)	(14,158,227)
Chegg, Inc.	(1,500)	(2,655)
Cracker Barrel Old Country Store, Inc.	(11,200)	(507,920)
Freshpet, Inc.	(25,944)	(3,548,361)
LCI Industries	(15,000)	(1,808,100)
Live Nation Entertainment, Inc.	(70,143)	(7,679,957)
Luminar Technologies, Inc.	(100,000)	(89,970)
Norwegian Cruise Lines Holdings Ltd.	(79,000)	(1,620,290)
Patrick Industries, Inc.	(88,500)	(12,599,745)
Wayfair, Inc., Class A	(45,571)	(2,560,179)
Winnebago Industries, Inc.	(46,500)	(2,702,115)
		(47,277,519)
Consumer Staples — (1.76)%
Chefs’ Warehouse, Inc. (The)	(106,811)	(4,487,130)
MGP Ingredients, Inc.	(36,820)	(3,065,265)
Post Holdings, Inc.	(53,671)	(6,212,418)
Spectrum Brands Holdings, Inc.	(37,500)	(3,567,750)
		(17,332,563)
Energy — (0.16)%
Green Plains, Inc.	(114,000)	(1,543,560)

Financials — (0.97)%
Encore Capital Group, Inc.	(96,000)	(4,537,920)
EZCORP, Inc., Class A	(257,000)	(2,880,970)
WisdomTree Investments, Inc.	(211,000)	(2,107,890)
		(9,526,780)
Health Care — (7.39)%
Accuray, Inc.	(397,000)	(714,600)
Alphatec Holdings, Inc.	(42,235)	(237,413)
ANI Pharmaceuticals, Inc.	(59,000)	(3,519,940)
CONMED Corp.	(25,670)	(1,846,186)
CryoLife, Inc.	(155,300)	(4,134,086)
Cutera, Inc.	(13,000)	(10,254)
Exact Sciences Corp.	(29,972)	(2,041,693)
Gossamer Bio, Inc.	(113,000)	(111,463)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short (continued)

September 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (37.36)% (continued)
Health Care — (7.39)% (continued)
Halozyme Therapeutics, Inc.	(137,571)	$(7,874,564)
Inotiv, Inc.	(9,800)	(16,660)
Integer Holdings Corp.	(130,671)	(16,987,230)
iRhythm Technologies, Inc.	(13,355)	(991,475)
Jazz Pharmaceuticals PLC	(22,084)	(2,460,378)
Lantheus Holdings, Inc.	(104,500)	(11,468,875)
LivaNova PLC	(43,515)	(2,286,278)
MannKind Corp.	(427,642)	(2,689,868)
Merit Medical Systems, Inc.	(114,401)	(11,306,251)
Pacira Pharmaceuticals, Inc.	(123,592)	(1,860,060)
Repligen Corp.	(14,767)	(2,197,625)
		(72,752,313)
Industrials — (8.67)%
Advanced Energy Industries, Inc.	(50,630)	(5,328,301)
Alarm.com Holdings, Inc.	(33,586)	(1,836,147)
Enovis Corp.	(89,826)	(3,867,009)
Fluor Corp.	(212,850)	(10,155,074)
Granite Construction, Inc.	(211,984)	(16,806,092)
Greenbrier Companies, Inc. (The)	(141,494)	(7,200,630)
Itron, Inc.	(55,720)	(5,951,453)
John Bean Technologies Corp.	(12,000)	(1,182,120)
Mesa Laboratories, Inc.	(5,050)	(655,793)
OSI Systems, Inc.	(14,500)	(2,201,535)
Rocket Lab USA, Inc.	(942,216)	(9,167,762)
SMART Global Holdings, Inc.	(377,140)	(7,901,083)
Tetra Tech, Inc.	(253,365)	(11,948,693)
Xometry, Inc.	(64,258)	(1,180,419)
		(85,382,111)
Materials — (0.28)%
Century Aluminum Co.	(147,613)	(2,395,759)
SSR Mining, Inc.	(64,925)	(368,774)
		(2,764,533)
Real Estate — (0.09)%
Redfin Corp.	(9,000)	(112,770)
Rexford Industrial Realty, Inc.	(14,492)	(729,093)
		(841,863)
Technology — (12.11)%
Allscripts Healthcare Solutions, Inc.	(150,000)	(1,455,000)
Altair Engineering, Inc., Class A	(87,500)	(8,357,125)
Bandwidth, Inc., Class A	(12,334)	(215,968)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Securities Sold Short (continued)

September 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (37.36)% (continued)
Technology — (12.11)% (continued)
Bentley Systems, Inc., Class B	(47,081)	$(2,392,186)
BlackLine, Inc.	(75,321)	(4,153,200)
Box, Inc., Class A	(158,791)	(5,197,229)
Cloudflare, Inc., Class A	(3,639)	(294,359)
Confluent, Inc., Class A	(13,616)	(277,494)
CSG Systems International, Inc.	(59,000)	(2,870,350)
DigitalOcean Holdings, Inc.	(8,488)	(342,830)
Dropbox, Inc., Class A	(62,332)	(1,585,103)
Fastly, Inc., Class A	(7,000)	(52,990)
Five9, Inc.	(26,557)	(762,983)
Global Payments, Inc.	(40,025)	(4,099,361)
GoPro, Inc., Class A	(25,000)	(34,000)
Impinj, Inc.	(54,400)	(11,778,688)
InterDigital, Inc.	(79,800)	(11,302,073)
Lumentum Holdings, Inc.	(44,281)	(2,806,530)
Mitek Systems, Inc.	(70,000)	(606,900)
MKS Instruments, Inc.	(44,000)	(4,783,240)
ON Semiconductor Corp.	(53,330)	(3,872,291)
PagerDuty, Inc.	(174,194)	(3,231,299)
Progress Software Corp.	(161,598)	(10,886,856)
PROS Holdings, Inc.	(81,015)	(1,500,398)
Q2 Holdings, Inc.	(19,309)	(1,540,279)
Rapid7, Inc.	(15,076)	(601,382)
Repay Holdings Corp., Class A	(350,764)	(2,862,234)
Semtech Corp.	(161,000)	(7,351,260)
Varonis Systems, Inc.	(52,950)	2,991,675)
Veeco Instruments, Inc.	(197,034)	(6,527,736)
Verint Systems, Inc.	(19,844)	(502,649)
Veritone, Inc.	(56,196)	(201,744)
Vertex, Inc., Class A	(91,500)	(3,523,665)
Vishay Intertechnology, Inc.	(186,500)	(3,526,715)
Wolfspeed, Inc.	(24,338)	(236,079)
Workiva, Inc., Class A	(83,098)	(6,574,714)
		(119,298,585)
Utilities — (0.70)%
Ormat Technologies, Inc.	(88,992)	(6,847,044)

Total Common Stocks — Short (Proceeds Received $351,969,527)		(367,795,584)

Total Securities Sold Short — (37.36)% (Proceeds Received $351,969,527)		(367,795,584)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund

Schedule of Futures Contracts

September 30, 2024 (Unaudited)

Futures Contracts	Contracts	Expiration Date	Notional Amount	Value/Unrealized Depreciation
Short Contracts
5 Year US Treasury Note Future	(200)	January 2025	$(21,976,563)	$(5,469)
Total Futures				$(5,469)

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund

Schedule of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Fair Value
Convertible Bonds — 85.94%
Communications — 7.29%
Magnite, Inc., 0.25%, 3/15/2026	$1,000,000	$931,249
Upwork, Inc., 0.25%, 8/15/2026	1,250,000	1,146,487
		2,077,736
Health Care — 15.66%
Accuray, Inc., 3.75%, 6/1/2026	1,000,000	919,375
Alphatec Holdings, Inc., 0.75%, 8/1/2026	512,000	461,816
CONMED Corp., 2.25%, 6/15/2027	1,000,000	930,178
Exact Sciences Corp., 0.38%, 3/15/2027	1,000,000	971,000
Inotiv, Inc., 3.25%, 10/15/2027	500,000	130,001
Repligen Corp., 1.00%, 12/15/2028	1,000,000	1,045,180
		4,457,550
Industrials — 13.68%
Alarm.com Holdings, Inc., 5.68%, 1/15/2026	815,000	763,655
Itron, Inc., 3.53%, 3/15/2026	1,250,000	1,311,875
John Bean Technologies Corp., 0.25%, 5/15/2026	1,031,000	970,893
Xometry, Inc., 1.00%, 2/1/2027	1,000,000	847,500
		3,893,923
Real Estate — 1.94%
Redfin Corp., 0.50%, 4/1/2027	750,000	553,125

Technology — 47.37%
Bandwidth, Inc., 0.50%, 4/1/2028	600,000	471,198
Bentley Systems, Inc., 0.38%, 7/1/2027	1,000,000	927,000
BlackLine, Inc., 1.00%, 6/1/2029	1,000,000	1,050,000
Confluent, Inc., 5.86%, 1/15/2027	1,077,000	956,376
DigitalOcean Holdings, Inc., 6.51%, 12/1/2026	1,000,000	888,000
Dropbox, Inc., 0.65%, 3/1/2026	1,500,000	1,458,750
Fastly, Inc., 6.14%, 3/15/2026	593,000	545,560
GoPro, Inc., 1.25%, 11/15/2025	400,000	358,000
IMAX Corp., 0.50%, 4/1/2026	1,000,000	1,006,470
Lumentum Holdings, Inc., 0.50%, 12/15/2026	1,000,000	986,000
PagerDuty, Inc., 1.50%, 10/15/2028	1,000,000	1,004,983
Q2 Holdings, Inc., 0.13%, 11/15/2025	1,000,000	964,773
Rapid7, Inc., 0.25%, 3/15/2027	994,000	911,374
SMART Global Holdings, Inc., 2.00%, 8/15/2030	1,000,000	1,015,500
Workiva, Inc., 1.25%, 8/15/2028	1,000,000	947,650
		13,491,634
Total Convertible Bonds (Cost $23,960,840)		24,473,968

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

	Shares	Fair Value
Money Market Funds — 16.21%
First American Treasury Obligations Fund, Class X, 4.79%(a)	4,616,728	$4,616,728

Total Money Market Funds (Cost $4,616,728)		4,616,728

Total Investments — 102.15% (Cost $28,577,568)		29,090,696

Liabilities in Excess of Other Assets — (2.15)%		(612,761)

Net Assets — 100.00%		$28,477,935

(a)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund

Schedule of Securities Sold Short

September 30, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (11.37)%
Communications — (0.71)%
IMAX Corp.	(8,810)	$(180,693)
Upwork, Inc.	(2,000)	(20,900)
		(201,593)
Health Care — (2.01)%
Accuray, Inc.	(32,000)	(57,600)
Alphatec Holdings, Inc.	(7,300)	(40,588)
CONMED Corp.	(2,000)	(143,840)
Inotiv, Inc.	(1,200)	(2,040)
Repligen Corp.	(2,200)	(327,404)
		(571,472)
Industrials — (3.65)%
Itron, Inc.	(3,000)	(320,430)
John Bean Technologies Corp.	(1,000)	(98,510)
SMART Global Holdings, Inc.	(26,100)	(546,795)
Xometry, Inc.	(4,000)	(73,480)
		(1,039,215)
Technology — (5.00)%
Bentley Systems, Inc., Class B	(3,130)	(159,035)
BlackLine, Inc.	(6,000)	(330,839)
Confluent, Inc., Class A	(1,100)	(22,418)
DigitalOcean Holdings, Inc.	(550)	(22,215)
Dropbox, Inc., Class A	(7,500)	(190,725)
Fastly, Inc., Class A	(500)	(3,785)
Lumentum Holdings, Inc.	(1,500)	(95,070)
PagerDuty, Inc.	(16,983)	(315,035)
Q2 Holdings, Inc.	(800)	(63,816)
Rapid7, Inc.	(1,775)	(70,805)
Workiva, Inc., Class A	(1,914)	(151,436)
		(1,425,179)
Total Common Stocks — Short (Proceeds Received $3,166,891)		(3,237,459)

Total Securities Sold Short — (11.37)% (Proceeds Received $3,166,891)		(3,237,459)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Assets
Investments in securities at fair value (cost $2,315,591, $48,366,421, $901,592,051 and $28,577,568, respectively)	$2,394,037	$66,150,893	$969,937,803	$29,090,696
Investments in affiliates at value (cost $1,134,513, $—, $27,259,172 and $—, respectively)	1,289,368	—	28,070,546	—
Cash and cash equivalents	—	—	1,242,637	—
Cash at broker	1,707,889	—	350,648,948	2,592,405
Receivable for fund shares sold	507	—	412,253	—
Receivable for investments sold	—	—	251,413	—
Receivable for net variation margin on futures contracts	—	—	73,436	—
Dividends and interest receivable	9,600	106,498	3,582,100	70,865
Tax reclaims receivable	2,531	6,198	—	—
Prepaid expenses	17,168	10,524	44,110	19,150
Total Assets	5,421,100	66,274,113	1,354,263,246	31,773,116
Liabilities
Securities sold short (premiums received $158,187, $—, $351,969,527 and $3,166,891, respectively)	183,141	—	367,795,584	3,237,459
Written call options (premiums received $—, $3,499,175, $— and $—, respectively)	—	3,712,290	—	—
Cash due to broker	—	502,210	—	—
Payable for investments purchased	—	—	93,234	—
Payable for fund shares redeemed	2	67,818	702,129	—
Payable for net variation margin on futures contracts	11,500	—	—	—
Payable to Adviser	6,334	57,771	823,554	19,553
Accrued 12b-1 fees	—	—	79,945	—

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Assets and Liabilities

September 30, 2024 (Unaudited) (continued)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Liabilities (continued)
Payable to affiliates	$15,444	$15,684	$96,552	$15,855
Payable to auditors	14,965	14,954	14,949	14,947
Other accrued expenses	4,169	12,714	255,004	7,367
Total Liabilities	235,555	4,383,441	369,860,951	3,295,181
Net Assets	$5,185,545	$61,890,672	$984,402,295	$28,477,935
Net Assets consist of:
Paid-in capital	44,941,778	76,519,838	946,802,555	27,577,454
Accumulated earnings (deficit)	(39,756,233)	(14,629,166)	37,599,740	900,481
Net Assets	$5,185,545	$61,890,672	$984,402,295	$28,477,935
Institutional Shares:
Net Assets	$5,185,545	$61,890,672	$795,126,470	$28,477,935
Shares outstanding (unlimited number of shares authorized, no par value)	876,226	5,897,284	69,606,443	2,735,728
Net asset value, offering and redemption price per share	$5.92	$10.49	$11.42	$10.41
Investor Shares:
Net Assets	$—	$—	$189,275,825	$—
Shares outstanding (unlimited number of shares authorized, no par value)	—	—	16,617,261	—
Net asset value, offering and redemption price per share	$—	$—	$11.39	$—

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Operations

For the Six Months Ended September 30, 2024 (Unaudited)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $–, $156, $– and $–, respectively)	$3,768	$274,103	$—	$—
Dividend income from affiliated investments	7,093	—	657,071	—
Interest income	73,280	384,893	22,860,967	817,955
Total investment income	84,141	658,996	23,518,038	817,955
Expenses:
Adviser	58,514	438,656	4,795,509	193,948
12b-1 fees - Investor Shares	—	—	229,109	—
Administration	11,002	26,044	248,511	14,336
Registration	10,603	12,388	32,626	12,179
Legal	10,590	10,557	10,939	10,585
Trustee	9,785	9,805	10,002	9,777
Transfer agent	7,737	8,244	41,901	8,128
Audit and tax preparation	7,198	7,187	7,181	7,179
Compliance services	6,660	8,537	17,620	6,653
Custodian	3,272	1,518	48,034	3,541
Report printing	1,045	1,871	35,086	568
Dividend expense on securities sold short	—	—	1,474,646	3,056
Miscellaneous	23,369	24,128	382,769	11,228
Total expenses	149,775	548,935	7,333,933	284,234
Fees contractually waived and expenses reimbursed by Adviser	(75,491)	(84,052)	—	(75,534)
Fees recouped by Adviser	—	—	138,594	—
Net operating expenses	74,284	464,883	7,472,527	208,700
Net investment income	9,857	194,113	16,045,511	609,255

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Operations

For the Six Months Ended September 30, 2024 (Unaudited) (continued)

	Absolute CEF Opportunities	Absolute Capital Opportunities Fund	Absolute Convertible Arbitrage Fund	Absolute Flexible Fund
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment in unaffiliated issuers	$283,657	$4,454,346	$1,558,424	$353,731
Securities sold short	25,221	—	6,700,140	(56,811)
Purchased options	(85,856)	(3,950,824)	—	—
Written options	—	743,361	—	—
Futures contracts	(144,072)	—	(235,785)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	38,791	(1,665,400)	44,965,492	324,728
Affiliated investments	(408,800)	—	494,964	—
Securities sold short	(75,145)	—	(31,865,122)	(97,323)
Purchased options	65,701	(1,626,366)	—	—
Written options	—	1,626,892	—	—
Futures contracts	(67,698)	—	85,938	—
Foreign currency	79	140	—	—
Net realized and change in unrealized gain (loss) on investments	(368,122)	(417,851)	21,704,051	524,325
Net increase (decrease) in net assets resulting from operations	$(358,265)	$(223,738)	$37,749,562	$1,133,580

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute CEF Opportunities
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$9,857	$323,122
Net realized gain (loss) on investment securities transactions	78,950	(3,651,414)
Net change in unrealized appreciation (depreciation) of investment securities	(447,072)	1,629,556
Net decrease in net assets resulting from operations	(358,265)	(1,698,736)
Distributions to Shareholders from Earnings:
Institutional Shares	(154,742)	(178,897)
Total distributions	(154,742)	(178,897)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	236,096	1,634,186
Reinvestment of distributions	149,118	175,904
Amount paid for shares redeemed	(14,876,370)	(12,575,906)
Total Institutional Shares	(14,491,156)	(10,765,816)
Net decrease in net assets resulting from capital transactions	(14,491,156)	(10,765,816)
Total Decrease in Net Assets	(15,004,163)	(12,643,449)
Net Assets
Beginning of period	20,189,708	32,833,157
End of period	$5,185,545	$20,189,708
Share Transactions:
Institutional Shares:
Shares sold	37,132	244,212
Shares issued in reinvestment of distributions	24,688	26,938
Shares redeemed	(2,264,421)	(1,885,862)
Total Institutional Shares	(2,202,601)	(1,614,712)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute Capital Opportunities Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$194,113	$321,786
Net realized gain (loss) on investment securities transactions	1,246,883	(4,274,175)
Net change in unrealized appreciation (depreciation) of investment securities	(1,664,734)	10,977,024
Net increase (decrease) in net assets resulting from operations	(223,738)	7,024,635
Distributions to Shareholders from Earnings:
Institutional Shares	(334,236)	(56,191)
Total distributions	(334,236)	(56,191)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	11,694,013	21,876,789
Reinvestment of distributions	334,236	55,443
Amount paid for shares redeemed	(14,228,712)	(60,932,544)
Total Institutional Shares	(2,200,463)	(39,000,312)
Net decrease in net assets resulting from capital transactions	(2,200,463)	(39,000,312)
Total Decrease in Net Assets	(2,758,437)	(32,031,868)
Net Assets
Beginning of period	64,649,109	96,680,977
End of period	$61,890,672	$64,649,109
Share Transactions:
Institutional Shares:
Shares sold	1,130,233	453,788
Shares issued in reinvestment of distributions	32,800	5,781
Shares redeemed	(1,374,314)	(4,481,279)
Total Institutional Shares	(211,281)	(4,021,710)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute Convertible Arbitrage Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$16,045,511	$36,419,365
Net realized gain (loss) on investment securities transactions	8,022,779	(2,187,372)
Net change in unrealized appreciation of investment securities	13,681,272	27,570,089
Net increase in net assets resulting from operations	37,749,562	61,802,082
Distributions to Shareholders from Earnings:
Institutional Shares	(13,029,447)	(29,279,276)
Investor Shares	(2,854,959)	(7,183,859)
Total distributions	(15,884,406)	(36,463,135)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	79,140,370	311,105,068
Reinvestment of distributions	8,578,068	21,008,915
Amount paid for shares redeemed	(76,869,815)	(368,803,040)
Total Institutional Shares	10,848,623	(36,689,057)
Investor Shares:
Proceeds from shares sold	4,953,834	10,454,499
Reinvestment of distributions	2,854,743	7,182,851
Amount paid for shares redeemed	(1,836,463)	(117,889,220)
Total Investor Shares	5,972,114	(100,251,870)
Net increase (decrease) in net assets resulting from capital transactions	16,820,737	(136,940,927)
Total Increase (Decrease) in Net Assets	38,685,893	(111,601,980)
Net Assets
Beginning of period	945,716,402	1,057,318,382
End of period	$984,402,295	$945,716,402

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets (continued)

	Absolute Convertible Arbitrage Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Share Transactions:
Institutional Shares:
Shares sold	7,040,633	28,365,435
Shares issued in reinvestment of distributions	770,716	1,924,589
Shares redeemed	(6,837,496)	(33,513,560)
Total Institutional Shares	973,853	(3,223,536)
Investor Shares:
Shares sold	441,532	954,108
Shares issued in reinvestment of distributions	256,953	659,939
Shares redeemed	(163,689)	(10,784,741)
Total Investor Shares	534,796	(9,170,694)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Statements of Changes in Net Assets

	Absolute Flexible Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$609,255	$1,327,042
Net realized gain on investment securities transactions	296,920	193,830
Net change in unrealized appreciation of investment securities	227,405	8,438
Net increase in net assets resulting from operations	1,133,580	1,529,310
Distributions to Shareholders from Earnings:
Institutional Shares	(666,630)	(1,749,594)
Total distributions	(666,630)	(1,749,594)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	7,000,000	4,223,224
Reinvestment of distributions	666,630	1,749,594
Amount paid for shares redeemed	(6,840,240)	(5,771)
Total Institutional Shares	826,390	5,967,047
Net increase in net assets resulting from capital transactions	826,390	5,967,047
Total Increase in Net Assets	1,293,340	5,746,763
Net Assets
Beginning of period	27,184,595	21,437,832
End of period	$28,477,935	$27,184,595
Share Transactions:
Institutional Shares:
Shares sold	686,275	403,372
Shares issued in reinvestment of distributions	66,003	173,492
Shares redeemed	(670,612)	(569)
Total Institutional Shares	81,666	576,295

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities — Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2024		For the Years Ended March 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$6.56		$7.00	$7.07	$7.88	$8.38	$8.10

Income from investment operations:
Net investment income (loss)(a)	0.01		0.09	(0.01)	(0.09)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.49)		(0.48)	(0.06)	(0.53)	(0.42)	0.32
Total from investment operations	(0.48)		(0.39)	(0.07)	(0.62)	(0.50)	0.29

Less distributions to shareholders from:
Net investment income	(0.16)		(0.05)	—	(0.19)	—	(0.01)
Total from distributions	(0.16)		(0.05)	—	(0.19)	—	(0.01)
Net asset value, end of period	$5.92		$6.56	$7.00	$7.07	$7.88	$8.38

Total Return(b)	(7.37	)%(c)	(5.62)%	(0.99)%	(7.96)%	(5.97)%	3.54%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$5,186		$20,190	$32,833	$30,563	$71,378	$68,539
Ratio of net investment income (loss) to average net assets	0.24	%(d)	1.38%	(0.13)%	(1.15)%	(0.97)%	(0.42)%
Ratio of net expenses to average net assets	1.79	%(d)	1.72%	1.79%	1.69%	1.60%	1.52%
Dividend and interest expenses	—	%(d)	—%	0.02%	0.05%	0.02%	0.02%
Net expenses without dividend and interest expenses	1.79	%(d)	1.72%	1.77%	1.64%	1.58%	1.50%
Ratio of gross expenses to average net assets before waiver or recoupment	3.61	%(d)	2.46%	2.34%	2.32%	2.21%	2.22%
Portfolio turnover	—	%(c)	15%	42%	11%	23%	45%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Absolute CEF Opportunities, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund — Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2024		For the Years Ended March 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$10.58		$9.54	$10.09	$10.63	$11.90	$11.50

Income from investment operations:
Net investment income (loss)(a)	0.03		0.04	(0.02)	(0.11)	(0.14)	0.04
Net realized and unrealized gain (loss) on investments	(0.07)		1.01	(0.53)	(0.43)	0.82	0.36
Total from investment operations	(0.04)		1.05	(0.55)	(0.54)	0.68	0.40

Less distributions to shareholders from:
Net investment income	(0.05)		(0.01)	—	—	— (b)	—
Net realized gains	—		—	—	—	(1.95)	—
Total from distributions	(0.05)		(0.01)	—	—	(1.95)	—
Net asset value, end of period	$10.49		$10.58	$9.54	$10.09	$10.63	$11.90

Total Return(c)	(0.32	)%(d)	10.97%	(5.45)%	(5.08)%	5.41%	3.48%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$61,891		$64,649	$96,681	$146,266	$122,942	$57,950
Ratio of net investment income (loss) to average net assets	0.62	%(e)	0.41%	(0.17)%	(1.10)%	(1.22)%	0.37%
Ratio of net expenses to average net assets	1.48	%(e)	1.48%	1.55%	1.57%	1.81%	1.78%
Dividend and interest expenses	—	%(e)	—%	0.06%	0.08%	0.06%	0.03%
Net expenses without dividend and interest expenses	1.48	%(e)	1.48%	1.49%	1.49%	1.75%	1.75%
Ratio of gross expenses to average net assets before waiver or recoupment	1.75	%(e)	1.73%	1.71%	1.73%	1.82%	1.87%
Portfolio turnover	10	%(d)	11%	120%	30%	140%	46%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Absolute Capital Opportunities Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund — Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2024		For the Years Ended March 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$11.17		$10.90	$11.12	$11.34	$10.32	$10.49

Income from investment operations:
Net investment income (loss)(a)	0.19		0.38	0.21	0.01	(0.02)	0.08
Net realized and unrealized gain (loss) on investments	0.25		0.29	(0.07)	0.12	1.37	0.05
Total from investment operations	0.44		0.67	0.14	0.13	1.35	0.13

Less distributions to shareholders from:
Net investment income	(0.19)		(0.40)	(0.14)	—	(0.01)	(0.11)
Net realized gains	—		—	(0.22)	(0.35)	(0.32)	(0.19)
Total from distributions	(0.19)		(0.40)	(0.36)	(0.35)	(0.33)	(0.30)
Net asset value, end of period	$11.42		$11.17	$10.90	$11.12	$11.34	$10.32

Total Return(b)	3.98	%(c)	6.23%	1.30%	1.13%	13.12%	1.18%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$795,126		$766,589	$783,028	$680,871	$440,974	$139,865
Ratio of net investment income (loss) to average net assets	3.38	%(d)	3.44%	1.96%	0.10%	(0.16)%	0.77%
Ratio of net expenses to average net assets	1.51	%(d)	1.37%	1.33%	1.51%	1.68%	1.59%
Dividend and interest expenses	0.31	%(d)	0.17%	0.13%	0.31%	0.38%	0.07%
Net expenses without dividend and interest expenses	1.20	%(d)	1.20%	1.20%	1.20%	1.30%	1.52%
Ratio of gross expenses to average net assets before waiver or recoupment	1.48	%(d)	1.43%	1.54%	1.75%	1.88%	1.78%
Portfolio turnover(e)	10	%(c)	51%	34%	45%	93%	95%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Absolute Convertible Arbitrage Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Absolute Convertible Arbitrage Fund as a whole, without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund — Investor Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2024		For the Years Ended March 31,		For the Period Ended March 31,
Selected Per Share Data:	(Unaudited)		2024	2023	2022(a)
Net asset value, beginning of period	$11.14		$10.86	$11.09	$11.34

Income from investment operations:
Net investment income(b)	0.18		0.35	0.24	—	(c)
Net realized and unrealized gain (loss) on investments	0.25		0.29	(0.14)	0.10
Total from investment operations	0.43		0.64	0.10	0.10

Less distributions to shareholders from:
Net investment income	(0.18)		(0.36)	(0.11)	—
Net realized gains	—		—	(0.22)	(0.35)
Total from distributions	(0.18)		(0.36)	(0.33)	(0.35)
Net asset value, end of period	$11.39		$11.14	$10.86	$11.09

Total Return(d)	3.87	%(e)	6.03%	1.01%	0.86	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$189,276		$179,128	$274,291	$30,533
Ratio of net investment income (loss) to average net assets	3.13	%(f)	3.16%	2.20%	(0.01	)%(f)
Ratio of net expenses to average net assets	1.76	%(f)	1.62%	1.58%	1.77	%(f)
Dividend and interest expenses	0.31	%(f)	0.17%	0.13%	0.32	%(f)
Net expenses without dividend and interest expenses	1.45	%(f)	1.45%	1.45%	1.45	%(f)
Ratio of gross expenses to average net assets before waiver or recoupment	1.73	%(f)	1.71%	1.82%	2.16	%(f)
Portfolio turnover(g)	10	%(e)	51%	34%	45	%(e)

(a)	For the period February 25, 2021 (commencement of operations) to March 31, 2021.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Absolute Convertible Arbitrage Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Absolute Convertible Arbitrage Fund as a whole, without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund — Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2024		For the Year Ended March 31,	For the Period Ended March 31,
Selected Per Share Data:	(Unaudited)		2024	2023(a)
Net asset value, beginning of period	$10.24		$10.32	$10.00

Income from investment operations:
Net investment income(b)	0.23		0.54	0.30
Net realized and unrealized gain on investments	0.19		0.07	0.23
Total from investment operations	0.42		0.61	0.53

Less distributions to shareholders from:	(0.25)		(0.50)	(0.17)
Net investment income
Net realized gains	—		(0.19)	(0.04)
Total from distributions	(0.25)		(0.69)	(0.21)
Net asset value, end of period	$10.41		$10.24	$10.32

Total Return(c)	4.17	%(d)	6.16%	5.37	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28,478		$27,185	$21,438
Ratio of net investment income to average net assets	4.38	%(e)	5.22%	3.96	%(e)
Ratio of net expenses to average net assets	1.50	%(e)	1.51%	1.49	%(e)
Dividend and interest expenses	0.02	%(e)	0.02%	—	%(e)
Net expenses without dividend and interest expenses	1.48	%(e)	1.49%	1.49%
Ratio of gross expenses to average net assets before waiver or recoupment	2.05	%(e)	2.13%	2.43	%(e)
Portfolio turnover	31	%(d)	50%	21	%(d)

(a)	For the period June 30, 2022 (commencement of operations) to March 31, 2023.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Absolute Flexible Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds

Notes to the Financial Statements

September 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Absolute CEF Opportunities (“CEF Opportunities”) (formerly Absolute Strategies Fund), Absolute Capital Opportunities Fund (“Capital Opportunities Fund”), Absolute Convertible Arbitrage Fund (“Convertible Arbitrage Fund”) and Absolute Flexible Fund (“Flexible Fund”) (individually, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). Prior to a tax-free reorganization as of the close of business on September 8, 2023, the Funds were each a diversified series of the Forum Funds Trust (collectively the “Predecessor Funds”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Absolute Investment Advisers LLC (the “Adviser” or “Absolute”). Kovitz Investment Group Partners, LLC is the sub-adviser to Capital Opportunities Fund. CEF Opportunities currently offers Institutional Shares. Institutional Shares of CEF Opportunities’ Predecessor Fund commenced operations on July 11, 2005 with the same investment objective but different investment strategies. CEF Opportunities seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500® Index. Capital Opportunities Fund currently offers Institutional Shares. Institutional Shares of Capital Opportunities Fund’s Predecessor Fund commenced operations on December 30, 2015. Capital Opportunities Fund seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices, such as the S&P 500® Index. Flexible Fund currently offers Institutional Shares. Institutional Shares of Flexible Fund’s Predecessor Fund commenced operations on June 30, 2022. Flexible Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices.

Convertible Arbitrage Fund currently offers Institutional Shares and Investor Shares. The predecessor fund of Convertible Arbitrage Fund commenced operations on August 14, 2017, after it acquired the net assets of the Mohican VCA Fund, LP, a privately offered hedge fund (“Mohican”), in exchange for Convertible Arbitrage Fund Predecessor Fund’s shares. Mohican commenced operations in 2002. Convertible Arbitrage Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices. Convertible Arbitrage Fund’s Predecessor Fund Investor Shares commenced operations on April 1, 2021.

The Funds acquired all of the assets and liabilities of the Predecessor Funds in a tax-free reorganization on September 8, 2023. In connection with this acquisition, shares of each Predecessor Fund’s Institutional Class shares were exchanged for Institutional Class shares

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

of the Fund and the Investor Class shares were exchanged for Investor Class shares of the Funds. The Predecessor Funds of each of Capital Opportunities Fund, Convertible Arbitrage Fund, and Flexible Fund had investment objectives and strategies that were, in all material respects, the same as those of their respective Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the applicable Funds. The Predecessor Fund of CEF Opportunities had an investment objective the same as CEF Opportunities and, prior to CEF Opportunities changing its principal investment strategies on October 22, 2024, had different investment strategies which are reflected in this report. The Funds’ performance for periods prior to September 11, 2023 is that of the Predecessor Funds. The Funds are a continuation of the Predecessor Funds, and therefore, the performance information includes the performance of the Predecessor Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, no longer appears in a streamlined shareholder report but is available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended September 30, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months ended September 30, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid semi-annually. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of September 30, 2024, for each Fund, if any, are disclosed in each Fund’s Schedule of Futures Contracts.

Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own.

To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Statements of Operations.

Purchased Options – When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

The values of each individual purchased option outstanding as of September 30, 2024, for each Fund, if any, are disclosed in each Fund’s Schedule of Investments.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of September 30, 2024, for each Fund, if any, are disclosed in each Fund’s Schedule of Written Options.

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.

When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Futures contracts that a Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, the administrator, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:

CEF Opportunities	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,474,428	$—	$—	$1,474,428
Collateralized Mortgage Obligations	—	115,142	—	115,142
Money Market Funds	2,093,835	—	—	2,093,835
Total	$3,568,263	$115,142	$—	$3,683,405
Liabilities
Common Stocks(a)	$(183,141)	$—	$—	$(183,141)
Futures(b)	(30,938)	—	—	(30,938)
Total	$(214,079)	$—	$—	$(214,079)

Capital Opportunities Fund
Assets
Common Stocks(a)	$48,202,735	$—	$—	$48,202,735
Call Options Purchased	988,386	—	—	988,386
Put Options Purchased	838,227	—	—	838,227
Money Market Funds	16,121,545	—	—	16,121,545
Total	$66,150,893	$—	$—	$66,150,893
Liabilities
Written Options	$(3,712,290)	$—	$—	$(3,712,290)
Total	$(3,712,290)	$—	$—	$(3,712,290)

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Convertible Arbitrage Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,586	$—	$—	$2,586
Mutual Funds	28,070,546	—	—	28,070,546
Convertible Bonds(a)	—	837,235,047	—	837,235,047
Money Market Funds	132,700,170	—	—	132,700,170
Total	$160,773,302	$837,235,047	$—	$998,008,349
Liabilities
Common Stocks(a)	$(367,795,584)	$—	$—	$(367,795,584)
Futures(b)	(5,469)	—	—	(5,469)
Total	$(367,801,053)	$—	$—	$(367,801,053)

Flexible Fund
Assets
Convertible Bonds(a)	$—	$24,473,968	$—	$24,473,968
Money Market Funds	4,616,728	—	—	4,616,728
Total	$4,616,728	$24,473,968	$—	$29,090,696
Liabilities
Common Stocks(a)	$(3,237,459)	$—	$—	$(3,237,459)
Total	$(3,237,459)	$—	$—	$(3,237,459)

(a)	Refer to Schedule of Investments for sector classifications.
(b)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may invest in certain derivatives, as detailed below, to meet their respective investment objective. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, a Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

The Funds may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.

The following paragraphs provide more information on specific types of derivatives and activity in each Fund:

The use of derivative instruments by CEF Opportunities for the six months ended September 30, 2024, related to the use of futures contracts. CEF Opportunities utilized futures contracts in order to generate absolute return and to implement selective hedging and to manage risk exposure.

The use of derivative instruments by Capital Opportunities Fund for the six months ended September 30, 2024, related to the use of purchased and written options. Capital Opportunities Fund utilized such options in order to manage or enhance return (including through leverage), to obtain leverage for speculative purposes, and to implement selective hedging and to manage risk exposure.

The use of derivative instruments by Convertible Arbitrage Fund for the six months ended September 30, 2024, related to the use of futures contracts. Convertible Arbitrage Fund utilized futures contracts in order to generate absolute, risk-adjusted returns, to obtain leverage for speculative purposes, to gain exposure to certain asset classes (in which case the derivatives may have economic characteristics similar to those of the reference asset), and to implement selective hedging and to manage risk exposure.

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or underlying securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. Generally, these futures contracts are closed out prior to the expiration date of the contracts. A public market exists in futures contracts covering certain indexes, financial instruments and foreign currencies.

A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option.

The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2024, and the effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2024.

Location of Derivatives on Statements of Assets and Liabilities

	Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
	Equity Price Risk:

CEF Opportunities	Futures Contracts		Unrealized depreciation on futures	$(30,938)

Capital Opportunities Fund	Purchased Options	Investments in securities at fair value		1,826,613
	Written Options		Written options	(3,712,290)

Convertible Arbitrage Fund	Futures Contracts		Unrealized depreciation on futures	(5,469)

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

For the six months ended September 30, 2024:

	Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Net realized gain and change in unrealized appreciation (depreciation) on investments
	Equity Risk Exposure:

CEF Opportunities	Purchased Options		$(85,856)	$65,701
	Futures Contracts		(144,072)	(67,698)
Capital Opportunities Fund	Purchased Options		(3,950,824)	(1,626,366)
	Written Options		743,361	1,626,892
Convertible Arbitrage Fund	Futures Contracts		(235,785)	85,938

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended September 30, 2024:

	Derivatives	Average Ending Monthly Fair Value
CEF Opportunities	Purchased Options	$2,422
	Futures Contracts	(2,500,392)
Capital Opportunities Fund	Purchased Options	1,663,672
	Written Options	(4,318,667)
Convertible Arbitrage Fund	Futures Contracts	(24,985,287)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Pursuant to an investment management agreement, the Adviser receives a management fee from CEF Opportunities, Capital Opportunities Fund, Convertible Arbitrage Fund and Flexible Fund at an annual rate of 1.40%, 1.40%, 1.00% and 1.40%, respectively, of such Fund’s average daily net assets.

Any sub-advisory fee, calculated as a percentage of a Fund’s average daily net assets managed by a subadviser, is paid by the Adviser out of the fees it receives pursuant to the management agreement.

The Trust and the Adviser assumed the expense limitation agreements that were in effect for each Predecessor Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse certain CEF Opportunities’ operating expenses, but only to the extent necessary so that the CEF Opportunities’ total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.79% of CEF Opportunities’ average daily net assets. The contractual agreement is in place through at least July 31, 2025 and may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser. During the six months ended September 30, 2024, CEF Opportunities invested in Absolute Select Value ETF. As of September 30, 2024, CEF Opportunities owned approximately 1.4% of Absolute Select Value ETF. The Adviser has agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute. For the six months ended September 30, 2024, the Adviser waived fees of $75,491 related to these pooled vehicles sponsored by Absolute and this waiver is not subject to recoupment.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.48% of Capital Opportunities Fund’s average daily net assets and 1.48% of Flexible Fund’s average daily net assets. The contractual agreement is in place through at least July 31, 2025 and may only be waived by the Board upon sixty (60) days’ written notice to the Adviser. The Adviser waived fees of $84,052 and $75,534 for Capital Opportunities Fund and Flexible Fund, respectively, for the six months ended September 30, 2024.

The Adviser has also contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Convertible Arbitrage Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.20% and 1.45% of Convertible Arbitrage Fund’s average daily net assets of the Institutional Shares and Investor Shares, respectively, through at least July 31, 2025. The contractual agreement may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser. The Adviser recouped fees of $138,594 for Convertible Arbitrage Fund for the six months ended September 30, 2024. In addition, the Adviser has agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute. As of September 30, 2024, Convertible Arbitrage Fund owned approximately 98.6% of Flexible Fund. For the six months ended September 30, 2024, the Adviser waived management fees of $194,479 for Convertible Arbitrage Fund related to this investment in a pooled vehicle sponsored by Absolute and this waiver is not subject to recoupment.

The expense caps may only be raised with the consent of the Board. Absolute may recoup from a Fund fees waived (other than advisory fees waived by Absolute related to the Funds’ investments in other pooled vehicles sponsored by Absolute) and expenses reimbursed by Absolute pursuant to the expense caps in the three years following the date the particular waiver/expense payment occurred in connection with a Fund or its predecessor fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the expense cap apply. As of September 30, 2024, $617,528, $2,680,019 and $382,194 for Capital Opportunities Fund, Convertible Arbitrage Fund and Flexible Fund, respectively, is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter. The Trust has adopted a Rule 12b-1 plan under which the Convertible Arbitrage Fund pays the Distributor a fee up to 0.25% of the average daily net assets of Investor Shares of the Fund for distribution services and/or the servicing of shareholder accounts.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
CEF Opportunities	$—	$13,898,467
Capital Opportunities Fund	4,981,204	13,880,632
Convertible Arbitrage Fund	47,115,202	67,516,854
Flexible Fund	6,561,456	6,112,861

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2024.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

NOTE 7. FEDERAL INCOME TAX

At September 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	CEF Opportunities	Capital Opportunities Fund	Convertible Arbitrage Fund	Flexible Fund
Gross unrealized appreciation	$236,516	$19,427,113	$140,503,303	$1,253,454
Gross unrealized depreciation	(70,976)	(6,627,363)	(138,136,855)	(845,169)
Net unrealized appreciation/(depreciation) on investments	$165,540	$12,799,750	$2,366,448	$408,285
Tax cost of investments	$3,334,724	$49,638,853	$627,846,317	$25,444,952

The tax character of distributions for the fiscal year ended March 31, 2024, the Funds’ most recent fiscal year end, were as follows:

	CEF Opportunities	Capital Opportunities Fund	Convertible Arbitrage Fund	Flexible Fund
Distributions paid from:
Ordinary income(a)	$178,897	$56,191	$36,463,135	$1,469,230
Long-term capital gains	—	—	—	280,364
Total distributions paid	$178,897	$56,191	$36,463,135	$1,749,594

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	CEF Opportunities	Capital Opportunities Fund	Convertible Arbitrage Fund	Flexible Fund
Undistributed ordinary income	$161,260	$247,384	$26,963,471	$370,879
Accumulated capital and other losses	(39,949,479)	(28,783,200)	(1)	(118,224)
Unrealized appreciation/(depreciation) on investments	544,993	14,464,624	(11,228,886)	180,880
Total accumulated earnings (deficit)	$(39,243,226)	$(14,071,192)	$15,734,584	$433,532

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to return of capital on equity securities, convertible bond deemed dividends, wash sales, futures, constructive sales, convertible bond premium amortization, straddles, cover loss deferrals, contingent payment debt instruments and deferred business interest expense.

Absolute Mutual Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

As of March 31, 2024, CEF Opportunities and Capital Opportunities Fund had $38,446,872 and $28,783,009 of available short-term capital loss carryforwards, respectively, and the CEF Opportunities had $1,502,562 of available long-term capital loss carryforwards not subject to expiration.

For tax purposes, the current deferred post October short-term and long-term losses are $118,224 for Flexible Fund (realized during the period November 1, 2023 through March 31, 2024). These losses were recognized for tax purposes on the first business day of the Fund’s current fiscal year, April 1, 2024.

NOTE 8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of September 30, 2024, the Convertible Arbitrage Fund had 2.85% of the value of its net assets invested in a mutual fund. The financial statements of this mutual fund can be found at www.sec. gov and should be read in conjunction with the Fund’s financial statements.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Effective October 22, 2024, Absolute Strategies Fund name changed to Absolute CEF Opportunities. In conjunction therewith, it also changed its principal investment strategies.

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

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Proxy Voting

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 992-2765 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Absolute Investment Advisers LLC 82 South Barrett Square, Unit 4G Rosemary Beach, FL 32461	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

DEAN FUNDS

Dean Small Cap Value Fund

Dean Mid Cap Value Fund

Dean Equity Income Fund

Semi-Annual Financial Statements

September 30, 2024

Dean Small Cap Value Fund

Schedule of Investments

September 30, 2024 (Unaudited)

COMMON STOCKS — 99.18%	Shares	Fair Value
Communications — 1.51%
TEGNA, Inc.	216,728	$3,419,968

Consumer Discretionary — 14.46%
Carter’s, Inc.	61,866	4,020,053
Columbia Sportswear Co.	34,852	2,899,338
Johnson Outdoors, Inc., Class A	41,720	1,510,264
Leggett & Platt, Inc.	188,814	2,571,647
Malibu Boats, Inc., Class A(a)	80,661	3,130,453
Papa John’s International, Inc.	54,231	2,921,424
Rush Enterprises, Inc., Class A	37,397	1,975,684
Silgan Holdings, Inc.	71,068	3,731,070
Standard Motor Products, Inc.	93,387	3,100,448
Wendy’s Co. (The)	227,691	3,989,146
Winnebago Industries, Inc.	50,707	2,946,584
		32,796,111
Consumer Staples — 7.92%
Cal-Maine Foods, Inc.	30,349	2,271,319
Fresh Del Monte Produce, Inc.	176,201	5,204,977
SpartanNash Co.	187,378	4,199,141
Spectrum Brands Holdings, Inc.	23,112	2,198,876
TreeHouse Foods, Inc.(a)	97,302	4,084,738
		17,959,051
Energy — 3.64%
Helmerich & Payne, Inc.	99,661	3,031,688
Innovex International, Inc.(a)	137,841	2,023,506
World Kinect Corp.	103,577	3,201,565
		8,256,759
Financials — 20.37%
1st Source Corp.	58,739	3,517,291
Camden National Corp.	65,224	2,695,056
Cathay General Bancorp	52,100	2,237,695
Diamond Hill Investment Group, Inc.	25,060	4,049,946
Employers Holdings, Inc.	62,258	2,986,516
Federated Hermes, Inc., Class B	60,718	2,232,601
First Financial Corp.	64,803	2,841,612
Fulton Financial Corp.	27,030	490,054
Great Southern Bancorp, Inc.	22,443	1,286,208
Independent Bank Corp.	48,945	2,894,118
Nelnet, Inc., Class A	14,097	1,596,908
PJT Partners, Inc., Class A	6,659	887,911
PROG Holdings, Inc.	65,586	3,180,265
QCR Holdings, Inc.	47,966	3,550,922
S&T Bancorp, Inc.	76,745	3,220,988
Safety Insurance Group, Inc.	19,384	1,585,224
Simmons First National Corp., Class A	136,654	2,943,527
WaFd, Inc.	69,704	2,429,184

See accompanying notes which are an integral part of these financial statements.

1

Dean Small Cap Value Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

COMMON STOCKS — 99.18% - continued	Shares	Fair Value
Financials — 20.37% - continued
Waterstone Financial, Inc.	106,551	$1,566,300
		46,192,326
Health Care — 2.84%
Addus HomeCare Corp.(a)	4,897	651,448
AMN Healthcare Services, Inc.(a)	45,425	1,925,566
CONMED Corp.	25,267	1,817,203
Patterson Companies, Inc.	40,922	893,736
Perrigo Co. PLC	29,380	770,637
Prestige Consumer Healthcare, Inc.(a)	5,288	381,265
		6,439,855
Industrials — 19.27%
Advanced Energy Industries, Inc.	35,635	3,750,228
Air Transport Services Group, Inc.(a)	172,677	2,795,641
Astec Industries, Inc.	23,700	756,978
Bel Fuse, Inc., Class B	46,795	3,673,875
Brady Corp., Class A	34,276	2,626,570
Columbus McKinnon Corp.	27,018	972,648
Douglas Dynamics, Inc.	96,519	2,661,994
ESCO Technologies, Inc.	38,373	4,949,349
Franklin Covey Co.(a)	54,647	2,247,631
Hackett Group, Inc. (The)	137,829	3,620,768
Heartland Express, Inc.	330,114	4,053,800
Kennametal, Inc.	115,706	3,000,257
Seaboard Corp.	1,175	3,685,975
Werner Enterprises, Inc.	127,257	4,910,847
		43,706,561
Materials — 1.20%
Orion Engineered Carbons SA	94,211	1,677,898
Stepan Co.	13,515	1,044,034
		2,721,932
Real Estate — 6.66%
Broadstone Net Lease Inc.	217,511	4,121,834
CareTrust REIT, Inc.	23,112	713,236
Cousins Properties, Inc.	56,977	1,679,682
Getty Realty Corp.	137,633	4,378,106
Universal Health Realty Income Trust	92,408	4,227,666
		15,120,524
Technology — 8.85%
Cohu, Inc.(a)	96,323	2,475,501
CSG Systems International, Inc.	118,642	5,771,933
Harmonic, Inc.(a)	164,135	2,391,447
Maximus, Inc.	36,806	3,428,847
Verra Mobility Corp.(a)	53,668	1,492,507
Viavi Solutions, Inc.(a)	278,815	2,514,911
Vishay Intertechnology, Inc.	105,525	1,995,478
		20,070,624

See accompanying notes which are an integral part of these financial statements.

2

Dean Small Cap Value Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

COMMON STOCKS — 99.18% - continued	Shares	Fair Value
Utilities — 12.46%
American States Water Co.	64,803	$5,397,442
Avista Corp.	92,808	3,596,310
Northwest Natural Holding Co.	36,222	1,478,582
Northwestern Energy Group, Inc.	76,745	4,391,349
ONE Gas, Inc.	79,298	5,901,356
Portland General Electric Co.	68,333	3,273,151
Spire, Inc.	62,851	4,229,244
		28,267,434

Total Common Stocks/Investments — 99.18% (Cost $211,571,433)		224,951,145

Other Assets in Excess of Liabilities — 0.82%		1,867,519

NET ASSETS — 100.00%		$226,818,664

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

3

Dean Mid Cap Value Fund

Schedule of Investments

September 30, 2024 (Unaudited)

COMMON STOCKS — 96.87%	Shares	Fair Value
Communications — 3.12%
Omnicom Group, Inc.	28,136	$2,908,981
Take-Two Interactive Software, Inc.(a)	14,578	2,240,784
		5,149,765
Consumer Discretionary — 10.20%
AutoZone, Inc.(a)	875	2,756,285
BorgWarner, Inc.	79,306	2,878,015
Genuine Parts Co.	16,619	2,321,342
Hasbro, Inc.	24,346	1,760,703
PulteGroup, Inc.	21,867	3,138,571
Skechers U.S.A., Inc., Class A(a)	30,469	2,038,985
Yum China Holdings, Inc.	42,860	1,929,557
		16,823,458
Consumer Staples — 10.57%
BJ’s Wholesale Club Holdings, Inc.(a)	30,323	2,501,041
Casey’s General Stores, Inc.	6,269	2,355,326
Conagra Brands, Inc.	97,529	3,171,643
Lamb Weston Holdings, Inc.	32,072	2,076,341
Pilgrim’s Pride Corp.(a)	96,217	4,430,793
US Foods Holding Corp.(a)	47,234	2,904,891
		17,440,035
Energy — 2.71%
Baker Hughes Co., Class A	67,643	2,445,294
Ovintiv, Inc.	52,919	2,027,327
		4,472,621
Financials — 16.25%
Ameriprise Financial, Inc.	5,540	2,602,747
Assurant, Inc.	16,182	3,217,953
Bank of New York Mellon Corp. (The)	50,878	3,656,093
Hartford Financial Services Group, Inc. (The)	25,804	3,034,808
Prosperity Bancshares, Inc.	39,070	2,815,774
Raymond James Financial, Inc.	23,617	2,892,138
Regions Financial Corp.	117,647	2,744,705
Reinsurance Group of America, Inc.	14,433	3,144,518
W.R. Berkley Corp.	47,817	2,712,658
		26,821,394
Health Care — 8.86%
Encompass Health Corp.	40,965	3,958,858
Jazz Pharmaceuticals PLC(a)	22,888	2,549,952
Molina Healthcare, Inc.(a)	8,310	2,863,294
Quest Diagnostics, Inc.	18,077	2,806,454
Zimmer Biomet Holdings, Inc.	22,596	2,439,238
		14,617,796
Industrials — 14.49%
Curtiss-Wright Corp.	7,872	2,587,447
Dover Corp.	16,911	3,242,515
Gates Industrial Corp. PLC(a)	111,961	1,964,916

See accompanying notes which are an integral part of these financial statements.

4

Dean Mid Cap Value Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

COMMON STOCKS — 96.87% - continued	Shares	Fair Value
Industrials — 14.49% - continued
ITT, Inc.	17,494	$2,615,528
Knight-Swift Transportation Holdings, Inc.	46,359	2,501,068
L3Harris Technologies, Inc.	13,849	3,294,262
Littelfuse, Inc.	10,351	2,745,603
Regal Rexnord Corp.	13,266	2,200,564
Republic Services, Inc.	13,704	2,752,311
		23,904,214
Materials — 3.77%
Avery Dennison Corp.	12,829	2,832,130
International Flavors & Fragrances, Inc.	32,364	3,395,955
		6,228,085
Real Estate — 8.96%
AvalonBay Communities, Inc.	12,100	2,725,525
CBRE Group, Inc., Class A(a)	28,136	3,502,369
Regency Centers Corp.	37,175	2,685,150
STAG Industrial, Inc.	69,830	2,729,655
Welltower, Inc.	24,492	3,135,711
		14,778,410
Technology — 6.30%
Arrow Electronics, Inc.(a)	20,410	2,711,060
Broadridge Financial Solutions, Inc.	10,934	2,351,139
Global Payments, Inc.	22,013	2,254,571
SS&C Technologies Holdings, Inc.	41,548	3,083,277
		10,400,047
Utilities — 11.64%
Ameren Corp.	37,320	3,264,007
Atmos Energy Corp.	22,305	3,093,927
CenterPoint Energy, Inc.	102,340	3,010,843
Entergy Corp.	29,302	3,856,436
OGE Energy Corp.	85,721	3,516,275
Xcel Energy, Inc.	37,612	2,456,064
		19,197,552

Total Common Stocks/Investments — 96.87% (Cost $127,465,152)		159,833,377

Other Assets in Excess of Liabilities — 3.13%		5,164,832

NET ASSETS — 100.00%		$164,998,209

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

5

Dean Equity Income Fund

Schedule of Investments

September 30, 2024 (Unaudited)

COMMON STOCKS — 97.98%	Shares	Fair Value
Communications — 6.47%
BCE, Inc.	47,627	$1,657,420
Comcast Corp., Class A	44,231	1,847,529
Verizon Communications, Inc.	55,160	2,477,235
		5,982,184
Consumer Discretionary — 3.89%
Home Depot, Inc. (The)	5,508	2,231,842
LKQ Corp.	34,122	1,362,150
		3,593,992
Consumer Staples — 14.23%
Altria Group, Inc.	54,026	2,757,486
Flowers Foods, Inc.	54,593	1,259,461
Hershey Co. (The)	10,368	1,988,375
Kimberly-Clark Corp.	17,010	2,420,183
PepsiCo, Inc.	16,129	2,742,736
Philip Morris International, Inc.	9,508	1,154,271
Sysco Corp.	10,692	834,618
		13,157,130
Energy — 7.61%
Chevron Corp.	19,163	2,822,135
EOG Resources, Inc.	22,834	2,806,984
Kinder Morgan, Inc., Class P	63,903	1,411,617
		7,040,736
Financials — 15.83%
BlackRock, Inc.	1,863	1,768,937
Canadian Imperial Bank of Commerce	18,789	1,152,517
JPMorgan Chase & Co.	11,340	2,391,153
PNC Financial Services Group, Inc. (The)	11,016	2,036,308
PPG Industries, Inc.	10,118	1,340,230
Principal Financial Group, Inc.	20,007	1,718,601
Prudential Financial, Inc.	17,091	2,069,720
T. Rowe Price Group, Inc.	19,764	2,152,892
		14,630,358
Health Care — 8.99%
Amgen, Inc.	5,508	1,774,732
Bristol-Myers Squibb Co.	20,574	1,064,499
Johnson & Johnson	15,066	2,441,596
Merck & Co., Inc.	14,337	1,628,110
Pfizer, Inc.	48,437	1,401,767
		8,310,704
Industrials — 9.15%
Fastenal Co.	28,997	2,070,966
Illinois Tool Works, Inc.	4,364	1,143,673
Lockheed Martin Corp., Class B	1,995	1,166,197
Paychex, Inc.	9,963	1,336,935
Union Pacific Corp.	4,779	1,177,928

See accompanying notes which are an integral part of these financial statements.

6

Dean Equity Income Fund

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

COMMON STOCKS — 97.98% - continued	Shares	Fair Value
Industrials — 9.15% - continued
United Parcel Service, Inc., Class B	11,502	$1,568,183
		8,463,882
Materials — 3.03%
Air Products & Chemicals, Inc.	6,156	1,832,887
Sonoco Products Co.	17,739	969,082
		2,801,969
Real Estate — 10.59%
American Tower Corp., Class A	7,533	1,751,874
Digital Realty Trust, Inc.	11,664	1,887,586
Essex Property Trust, Inc.	6,885	2,033,967
Lamar Advertising Co., Class A	18,468	2,467,325
Public Storage	4,536	1,650,514
		9,791,266
Technology — 5.81%
Amdocs Ltd.	15,743	1,377,198
Cisco Systems, Inc.	41,147	2,189,843
Texas Instruments, Inc.	8,731	1,803,563
		5,370,604
Utilities — 12.38%
Alliant Energy Corp.	44,549	2,703,679
American Electric Power Company, Inc.	17,415	1,786,779
Duke Energy Corp.	16,040	1,849,412
WEC Energy Group, Inc.	30,374	2,921,371
Xcel Energy, Inc.	33,533	2,189,705
		11,450,946

Total Common Stocks/Investments — 97.98% (Cost $82,066,838)		90,593,771

Other Assets in Excess of Liabilities — 2.02%		1,871,706

NET ASSETS — 100.00%		$92,465,477

See accompanying notes which are an integral part of these financial statements.

7

Dean Funds

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund	Dean Equity Income Fund
Assets
Investments in securities at value (cost $211,571,433, $127,465,152 and $82,066,838)	$224,951,145	$159,833,377	$90,593,771
Cash and cash equivalents	1,477,602	5,307,664	1,848,650
Receivable for fund shares sold	162,140	81,257	115,410
Receivable for investments sold	999,297	—	—
Dividends receivable	428,160	231,903	233,359
Prepaid expenses	19,553	14,817	18,770
Total Assets	228,037,897	165,469,018	92,809,960
Liabilities
Payable for investments purchased	881,954	—	44,420
Payable for fund shares redeemed	117,224	354,569	239,076
Payable to Adviser	164,979	82,521	31,914
Payable to affiliates	34,228	20,034	16,066
Payable to trustees	469	469	470
Other accrued expenses	20,379	13,216	12,537
Total Liabilities	1,219,233	470,809	344,483
Net Assets	$226,818,664	$164,998,209	$92,465,477

Net Assets consist of:
Paid-in capital	$209,528,154	$121,076,183	$82,617,121
Accumulated earnings	17,290,510	43,922,026	9,848,356
Net Assets	$226,818,664	$164,998,209	$92,465,477
Shares outstanding (unlimited number of shares authorized, no par value)	11,454,169	5,990,480	4,212,801
Net asset value, offering and redemption price per share	$19.80	$27.54	$21.95

See accompanying notes which are an integral part of these financial statements.

8

Dean Funds

Statements of Operations

For the Six Months Ended September 30, 2024 (Unaudited)

	Dean Small Cap	Dean Mid Cap	Dean Equity
	Value Fund	Value Fund	Income Fund
Investment Income
Dividend income (net of foreign taxes withheld of $6,621, $– and $16,922)	$3,269,872	$1,234,740	$1,645,511
Interest income	106,300	88,782	45,683
Total investment income	3,376,172	1,323,522	1,691,194

Expenses
Adviser	1,014,013	533,316	218,351
Administration	95,529	64,377	40,244
Transfer agent	26,563	4,245	3,216
Custodian	24,106	11,910	5,079
Registration	19,189	19,035	14,313
Fund accounting	18,469	13,576	10,009
Legal	13,162	13,162	13,154
Report printing	11,207	5,581	2,307
Trustee	10,358	10,358	10,359
Audit and tax preparation	9,919	9,919	9,918
Compliance services	4,987	4,987	4,990
Insurance	2,327	1,769	1,732
Pricing	762	675	606
Miscellaneous	38,159	16,911	13,040
Total expenses	1,288,750	709,821	347,318
Fees waived by Adviser	—	(103,467)	(40,645)
Net operating expenses	1,288,750	606,354	306,673
Net investment income	2,087,422	717,168	1,384,521

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	5,708,777	6,183,043	1,719,830
Net realized loss on foreign currency translations	—	—	(783)
Net change in unrealized appreciation of investment securities	8,388,637	5,445,168	5,294,195
Foreign currency	—	—	127
Net realized and change in unrealized gain on investments	14,097,414	11,628,211	7,013,369
Net increase in net assets resulting from operations	$16,184,836	$12,345,379	$8,397,890

See accompanying notes which are an integral part of these financial statements.

9

Dean Funds

Statements of Changes in Net Assets

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six Months Ended September 30, 2024	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024	For the Year Ended March 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,087,422	$3,449,775	$717,168	$1,141,260
Net realized gain (loss) on investment securities transactions	5,708,777	(2,708,265)	6,183,043	5,457,017
Net change in unrealized appreciation of investment securities	8,388,637	515,241	5,445,168	11,986,481
Net increase in net assets resulting from operations	16,184,836	1,256,751	12,345,379	18,584,758

Distributions to Shareholders From:
Earnings	—	(4,213,239)	—	(5,542,683)
Total distributions	—	(4,213,239)	—	(5,542,683)

Capital Transactions
Proceeds from shares sold	14,797,507	86,038,573	39,952,489	50,878,255
Reinvestment of distributions	—	3,759,904	—	5,463,485
Amount paid for shares redeemed	(47,674,444)	(58,114,914)	(14,705,965)	(16,444,766)
Net increase (decrease) in net assets resulting from capital transactions	(32,876,937)	31,683,563	25,246,524	39,896,974
Total Increase (Decrease) in Net Assets	(16,692,101)	28,727,075	37,591,903	52,939,049

Net Assets
Beginning of period	243,510,765	214,783,690	127,406,306	74,467,257
End of period	$226,818,664	$243,510,765	$164,998,209	$127,406,306

Share Transactions
Shares sold	806,911	4,837,337	1,578,837	2,143,691
Shares issued in reinvestment of distributions	—	210,639	—	238,476
Shares redeemed	(2,629,475)	(3,208,262)	(573,554)	(708,188)
Net increase (decrease) in shares outstanding	(1,822,564)	1,839,714	1,005,283	1,673,979

See accompanying notes which are an integral part of these financial statements.

10

Dean Funds

Statements of Changes in Net Assets (continued)

	Dean Equity Income Fund
	For the Six Months Ended September 30, 2024	For the Year Ended March 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,384,521	$2,473,251
Net realized gain (loss) on investment securities transactions	1,719,047	(472,726)
Net change in unrealized appreciation of investment securities	5,294,322	4,845,309
Net increase in net assets resulting from operations	8,397,890	6,845,834

Distributions to Shareholders From:
Earnings	(1,365,142)	(2,937,770)
Total distributions	(1,365,142)	(2,937,770)

Capital Transactions
Proceeds from shares sold	4,584,880	21,174,113
Reinvestment of distributions	1,270,906	2,756,686
Amount paid for shares redeemed	(7,368,093)	(14,540,658)
Net increase (decrease) in net assets resulting from capital transactions	(1,512,307)	9,390,141
Total Increase in Net Assets	5,520,441	13,298,205

Net Assets
Beginning of period	86,945,036	73,646,831
End of period	$92,465,477	$86,945,036

Share Transactions
Shares sold	221,844	1,109,139
Shares issued in reinvestment of distributions	61,070	143,259
Shares redeemed	(359,336)	(757,929)
Net increase (decrease) in shares outstanding	(76,424)	494,471

See accompanying notes which are an integral part of these financial statements.

11

Dean Small Cap Value Fund

Financial Highlights

(For a share outstanding during each year)

	For the Six Months Ended September 30, 2024		For the Years Ended March 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$18.34		$18.78	$18.13	$16.96	$9.25	$14.19

Investment operations:
Net investment income	0.20		0.24	0.32	0.20	0.27	0.16
Net realized and unrealized gain (loss)	1.26		(0.35)	0.57	1.15	7.67	(4.51)
Total from investment operations	1.46		(0.11)	0.89	1.35	7.94	(4.35)

Less distributions to shareholders from:
Net investment income	—		(0.33)	(0.24)	(0.18)	(0.23)	(0.19)
Net realized gains	—		—	—	—	—	(0.40)
Total distributions	—		(0.33)	(0.24)	(0.18)	(0.23)	(0.59)
Net asset value, end of period	$19.80		$18.34	$18.78	$18.13	$16.96	$9.25

Total Return(a)	7.96	%(b)	(0.56)%	4.89%	7.98%	86.33%	(32.14)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$226,819		$243,511	$214,784	$180,266	$169,048	$226,564
Ratio of net expenses to average net assets	1.14	%(c)	1.14%	1.14%	1.13%	1.19%	1.15%
Ratio of gross expenses to average net assets before waiver or recoupment	1.14	%(c)	1.14%	1.14%	1.13%	1.19%	1.15%
Ratio of net investment income to average net assets	1.85	%(c)	1.60%	1.90%	1.15%	1.16%	1.14%
Portfolio turnover rate	57	%(b)	81%	77%	57%	181%	157%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

12

Dean Mid Cap Value Fund

Financial Highlights

(For a share outstanding during each year)

	For the Six Months Ended September 30, 2024		For the Years Ended March 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$25.56		$22.49	$23.79	$22.58	$14.26	$19.83

Investment operations:
Net investment income	0.11		0.23	0.29	0.19	0.16	0.22
Net realized and unrealized gain (loss)	1.87		4.12	(0.41)	2.34	8.34	(4.08)
Total from investment operations	1.98		4.35	(0.12)	2.53	8.50	(3.86)

Less distributions to shareholders from:
Net investment income	—		(0.26)	(0.21)	(0.20)	(0.18)	(0.22)
Net realized gains	—		(1.02)	(0.97)	(1.12)	—	(1.49)
Total distributions	—		(1.28)	(1.18)	(1.32)	(0.18)	(1.71)
Net asset value, end of period	$27.54		$25.56	$22.49	$23.79	$22.58	$14.26

Total Return(a)	7.75	%(b)	19.98%	(0.50)%	11.22%	59.75%	(22.04)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$164,998		$127,406	$74,467	$80,380	$79,576	$32,673
Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	1.02%
Ratio of gross expenses to average net assets before waiver or recoupment	1.00	%(c)	1.06%	1.08%	1.06%	1.15%	1.30%
Ratio of net investment income to average net assets	1.01	%(c)	1.18%	1.25%	0.75%	1.20%	1.14%
Portfolio turnover rate	16	%(b)	48%	22%	27%	65%	76%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

Dean Equity Income Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024	For the Period Ended March 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$20.27		$19.41	$20.00

Investment operations:
Net investment income	0.32		0.60	0.18
Net realized and unrealized gain (loss)	1.68		0.98	(0.71)
Total from investment operations	2.00		1.58	(0.53)

Less distributions to shareholders from:
Net investment income	(0.32)		(0.71)	(0.06)
Net realized gains	—		(0.01)	—
Total distributions	(0.32)		(0.72)	(0.06)
Net asset value, end of period	$21.95		$20.27	$19.41

Total Return(b)	9.97	%(c)	8.43%	(2.66	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$92,465		$86,945	$73,647
Ratio of net expenses to average net assets	0.70	%(d)	0.70%	0.70	%(d)
Ratio of gross expenses to average net assets before waiver or recoupment	0.79	%(d)	0.79%	1.04	%(d)
Ratio of net investment income to average net assets	3.17	%(d)	3.21%	3.62	%(d)
Portfolio turnover rate	12	%(c)	19%	16	%(c)

(a)	For the period November 22, 2022 (commencement of operations) to March 31, 2023.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

14

Dean Funds

Notes to the Financial Statements

September 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Dean Small Cap Value Fund (the “Small Cap Fund”), Dean Mid Cap Value Fund (the “Mid Cap Fund”) and Dean Equity Income Fund (the “Equity Income Fund”) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of Unified Series Trust (the “Trust”). The Small Cap Fund and the Mid Cap Fund were organized on November 13, 2006 and the Equity Income Fund was organized on November 15, 2022. The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended from time to time (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of the Small Cap Fund and the Mid Cap Fund is long-term capital appreciation and, secondarily, dividend income. The investment objective of the Equity Income Fund is long-term capital appreciation with an income focus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”)  Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial

15

Dean Funds
Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments had a compliance date of July 24, 2024.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended September 30, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal period ended September 30, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes

16

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Cash and Cash Equivalents — Cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

17

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

18

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$224,951,145	$—	$—	$224,951,145
Total	$224,951,145	$—	$—	$224,951,145

19

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Mid Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$159,833,377	$—	$—	$159,833,377
Total	$159,833,377	$—	$—	$159,833,377

Equity Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$90,593,771	$—	$—	$90,593,771
Total	$90,593,771	$—	$—	$90,593,771

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Each Fund’s investments are managed by the Adviser pursuant to the terms of a management agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the management agreement for each Fund, the Adviser is entitled to a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90%, 0.75% and 0.50% of the average daily net assets of the Small Cap Fund, the Mid Cap Fund and the Equity Income Fund, respectively. For the six months ended September 30, 2024, the Adviser earned management fees, before the waiver described below, of $1,014,013, $533,316 and $218,351 from the Small Cap Fund, the Mid Cap Fund and the Equity Income Fund, respectively. At September 30, 2024, the Adviser was owed $164,979 from the Small Cap Fund, $82,521 from the Mid Cap Fund and $31,914 from the Equity Income Fund.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses through July 31, 2025 for each Fund, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund

20

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business), do not exceed 1.25% of the Small Cap Fund’s average daily net assets, 0.85% of the Mid Cap Fund’s average daily net assets and 0.70% of the Equity Income Fund’s average daily net assets. For the six months ended September 30, 2024, the Adviser waived fees of $103,467 and $40,645 for the Mid Cap Fund and the Equity Income Fund, respectively.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of September 30, 2024, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Mid Cap Fund and the Equity Income Fund no later than the dates stated below:

Recoverable Through	Mid Cap Fund	Equity Income Fund
March 31, 2025	$87,074	$—
March 31, 2026	172,518	48,814
March 31, 2027	199,996	72,686
September 30, 2027	103,467	40,645

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The

21

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Small Cap Fund	$128,828,843	$159,821,966
Mid Cap Fund	45,618,781	22,299,640
Equity Income Fund	10,720,856	12,220,144

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Small Cap Fund	Mid Cap Fund	Equity Income Fund
Gross unrealized appreciation	$15,059,271	$34,409,326	$10,609,669
Gross unrealized depreciation	(5,412,550)	(2,083,908)	(2,510,808)
Net unrealized appreciation	$9,646,721	$32,325,418	$8,098,861
Tax cost of investments	$215,304,424	$127,507,959	$82,494,909

The tax character of distributions paid for the fiscal year ended March 31, 2024, the Funds’ most recent fiscal year end, were as follows:

22

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

Distributions paid from:	Small Cap Fund	Mid Cap Fund	Equity Income Fund
Ordinary income(a)	$4,123,239	$1,112,013	$2,931,936
Long-term capital gains	—	4,430,670	5,834
Total distributions paid	$4,123,239	$5,542,683	$2,937,770

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Fund	Mid Cap Fund	Equity Income Fund
Undistributed ordinary income	$1,609,190	$424,234	$64,918
Undistributed long-term capital gains	—	4,272,164	—
Accumulated capital and other losses	(1,761,600)	—	(53,981)
Unrealized appreciation on investments	1,258,084	26,880,250	2,804,671
Total accumulated earnings	$1,105,674	$31,576,648	$2,815,608

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

As of March 31, 2024, the Small Cap Fund had short-term and long-term capital loss carryforwards of $1,761,600 and $53,981, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended March 31, 2024, the Small Cap Fund utilized long-term capital loss carryforwards of $63,860.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

23

Dean Funds

Notes to the Financial Statements (continued)

September 30, 2024 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

24

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 899- 8343 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Dean Investment Associates, LLC 3500 Pentagon Blvd., Suite 200 Beavercreek, OH. 45431	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Dean-AR-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable - disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	12/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	12/4/2024

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	12/4/2024